May 1, 2022
STATEMENT OF ADDITIONAL INFORMATION
HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
Individual Flexible Premium And Single Premium Variable Deferred Annuity
Contracts
Horace Mann Life Insurance Company
This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectuses for flexible premium variable annuity Contracts dated May 1, 2022. Copies of the prospectuses for the Contracts may be obtained by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, or by telephoning toll-free (800) 999-1030. The prospectuses for the Contracts set forth information that a prospective investor should know before investing in a Contract. Capitalized terms that are used, but not defined, in this Statement of Additional Information have the same meanings as in the prospectuses for the Contracts.
May 1, 2022

General Information And History
Horace Mann Life Insurance Company (“HMLIC”) sponsors the Horace Mann Life Insurance Company Separate Account (the “Separate Account”). HMLIC established the Separate Account under Illinois law on October 9, 1965. HMLIC is a wholly-owned subsidiary of Educators Life Insurance Company of America, whose business is to engage in the business of insurance. HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly-held insurance holding company traded on the New York Stock Exchange.

Underwriter
HMLIC offers and sells the Contracts on a continuous basis through its licensed life insurance sales personnel who are also registered representatives of Horace Mann Investors, Inc. (“HM Investors”), a broker/dealer registered with the Securities and Exchange Commission and a member of FINRA. HM Investors serves as principal underwriter of the Separate Account. HM Investors is located at One Horace Mann Plaza, Springfield, Illinois 62715-0001. HM Investors is an affiliate of HMLIC and a wholly-owned subsidiary of HMEC.
HMLIC contracts with HM Investors to distribute the variable Contracts of HMLIC. The Contracts also may be offered and sold through independent agents and other, unaffiliated broker-dealers that have entered into selling agreements with HMLIC and HM Investors. (HM Investors and such unaffiliated broker-dealers shall be referred to herein collectively as “selling firms.”). HM Investors passes through any commissions it receives for sales of the Contracts to its registered representatives and to other selling firms for their sales of the Contracts. The amount of the commissions was $7,318,653, $5,706,797 and $5,174,202 at December 31, 2021, 2020 and 2019.
Non-Principal Risks
There are no non-principal risks at this time.
Separate Account Pricing Agreement
Effective April 15, 2005 HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania; Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records. For these services HMLIC paid State Street $362,218.48, $387,012.36, and $402,082.60 in 2019, 2020 and 2021.
Independent Registered Public Accounting Firm
The statement of net assets of each of the sub-accounts comprising the Horace Mann Life Insurance Company Separate Account as of December 31, 2021, and the related statement of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five year period then ended, and the statutory statements of admitted assets, liabilities and capital and surplus of Horace Mann Life Insurance Company as of December 31, 2021 and 2020, and the related statutory statements of operations, capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2021, and the related notes and schedules I, III, and IV, incorporated herein have been audited by KPMG LLP, independent registered public accounting firm, as set forth in their respective reports thereon incorporated herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. The principal business address of KPMG LLP is 200 E. Randolph Drive, Chicago, Illinois 60601.
The audit report covering the December 31, 2021 financial statements of Horace Mann Life Insurance Company contains an explanatory paragraph that states that Horace Mann Life Insurance Company prepared the statutory financial statements using statutory accounting practices prescribed or permitted by the Illinois Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the statutory financial statements are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in conformity with statutory accounting practices prescribed or permitted by the Illinois Department of Insurance.
Financial Statements
Audited financial statements of HMLIC and of the Separate Account are incorporated herein. The financial statements for HMLIC should be considered only as bearing upon the ability of HMLIC to meet its obligations under the Contracts.

KPMG LLP
Aon Center
Suite 5500
200 E. Randolph Street
Chicago, IL 60601-6436
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Directors of Horace Mann Life Insurance Company and Contract Owners of
Horace Mann Life Insurance Company Separate Account:
Opinion on the Financial Statements
We have audited the accompanying statements of net assets of the sub-accounts listed in the Appendix that comprise the Horace Mann Life Insurance Company Separate Account (the Separate Account) as of December 31, 2021, the related statements of operations for the year listed in the Appendix and changes in net assets for the years listed in the Appendix, and the related notes including the financial highlights in note 6 (collectively, the financial statements) for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each sub-account as of December 31, 2021, the results of its operations for the year listed in the Appendix, changes in its net assets for the years listed in the Appendix, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the Horace Mann Life Insurance Company’s separate accounts since 1989.
Chicago, Illinois
April 15, 2022

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

Appendix
Statement of net assets as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.
Alger Mid Cap Growth Portfolio I-2
Allspring VT Discovery Fund
American Funds IS Washington Mutual Investors Fund Class 1
American Funds IS Washington Mutual Investors Fund Class 4
American Funds IS Growth Fund Class 4
American Funds IS International Growth & Income Fund Class 1
American Funds IS Managed Risk Allocation Fund Class P2
American Funds IS New World Fund Class 1
American Funds IS New World Fund Class 4
American Funds IS Government Securities Class 1
BlackRock High Yield V.I. Fund Class I
BlackRock High Yield V.I. Fund Class III
BNY Mellon Small Cap Stock Index Portfolio Service Shares
Calvert VP S&P Mid Cap 400 Index Portfolio Class F
Calvert VP SRI Balanced Class I Portfolio Class 1
Clearbridge Variable Small Cap Growth Portfolio Class I
DFA VA U.S. Targeted Value Portfolio
Fidelity Real Estate Portfolio SC2
Fidelity VIP Freedom 2015 SC2
Fidelity VIP Freedom 2020 Portfolio Initial Class
Fidelity VIP Freedom 2025 Portfolio Initial Class
Fidelity VIP Freedom 2025 Portfolio SC2
Fidelity VIP Freedom 2030 Portfolio Initial Class
Fidelity VIP Freedom 2035 Portfolio Initial Class
Fidelity VIP Freedom 2035 Portfolio SC2
Fidelity VIP Freedom 2040 Portfolio Initial Class
Fidelity VIP Freedom 2045 Portfolio Initial Class
Fidelity VIP Freedom 2045 Portfolio SC2
Fidelity VIP Freedom 2050 Portfolio Initial Class
Fidelity VIP Freedom 2055 Portfolio Initial Class
Fidelity VIP Freedom 2055 Portfolio SC2
Fidelity VIP Freedom 2060 Portfolio Initial Class
Fidelity VIP Freedom 2065 Portfolio SC2
Fidelity VIP Freedom Income Portfolio Initial Class
Fidelity VIP Funds Manager 20% Portfolio SC2
Fidelity VIP Funds Manager 50% Portfolio SC2
Fidelity VIP Funds Manager 60% Portfolio SC2
Fidelity VIP Funds Manager 70% Portfolio SC2
Fidelity VIP Funds Manager 85% Portfolio SC2
Fidelity VIP Index 500 Portfolio SC2
Fidelity VIP Investment Grade Bond Portfolio SC2
Fidelity VIP Overseas Portfolio SC2
Goldman Sachs Government Money Market Fund
Janus Henderson VIT Enterprise Institutional Shares
JPMorgan Insurance Trust U.S. Equity Portfolio Class 1
JPMorgan Small Cap Value Fund Class A
Lord Abbett Series Fund Developing Growth Portfolio
MFS VIT Blended Research Small Cap Equity Portfolio Initial Class
MFS VIT International Growth Portfolio SC
MFS VIT Mid Cap Value Portfolio Initial Class
MFS VIT Mid Cap Value Portfolio SC
MFS VIT New Discovery Series Initial Class
Putnam VT Sustainable Leaders Fund IA Shares
T. Rowe Price Blue Chip Growth Portfolio Investor Class
T. Rowe Price Emerging Markets Stock Fund Investor Class
T. Rowe Price Equity Income Fund Investor Class
T. Rowe Price Global Real Estate Fund Investor Class
T. Rowe Price Government Money Portfolio
T. Rowe Price Growth Stock Fund Investor Class
T. Rowe Price International Bond Fund Investor Class
T. Rowe Price New Horizons Fund Investor Class
T. Rowe Price New Income Fund Investor Class
T. Rowe Price Overseas Stock Fund Investor Class
T. Rowe Price Small-Cap Value Investor Class
T. Rowe Price Spectrum Income Fund Investor Class
Templeton Global Bond VIP Fund Class 1
Templeton Global Bond VIP Fund Class 4
Vanguard 500 Index Fund Admiral Shares
Vanguard Developed Markets Index Fund Admiral Shares
Vanguard Emerging Markets Stock Index Fund Admiral Shares
Vanguard Extended Market Index Fund Admiral Shares
Vanguard Federal Money Market Fund
Vanguard High-Yield Corporate Fund Admiral Shares
Vanguard Mid-Cap Growth Index Fund
Vanguard REIT Index Fund Admiral Shares
Vanguard Target Retirement Income Fund
Vanguard Selected Value Fund Investor Shares
Vanguard Small-Cap Index Fund Admiral Shares
Vanguard Target Retirement 2020 Fund
Vanguard Target Retirement 2025 Fund
Vanguard Target Retirement 2030 Fund
Vanguard Target Retirement 2035 Fund
Vanguard Target Retirement 2040 Fund
Vanguard Target Retirement 2045 Fund
Vanguard Target Retirement 2050 Fund
Vanguard Target Retirement 2055 Fund
Vanguard Target Retirement 2060 Fund
Vanguard Total Bond Market Index Fund
Vanguard VIF Equity Index Portfolio
Vanguard VIF Global Bond Index
Vanguard VIF International Portfolio
Vanguard VIF Mid-Cap Index Portfolio
Vanguard VIF REIT Index Portfolio

Vanguard VIF Short Term Investment Grade Portfolio
Vanguard VIF Small Company Growth Portfolio
Vanguard VIF Total Bond Market Index Portfolio
Wilshire VIT Global Allocation Fund
Statement of net assets as of December 31, 2021, and the related statements of operations and changes in net assets for the period from May 1, 2021 (inception) to December 31, 2021.
Fidelity VIP Investment Grade Bond Portfolio Initial Class

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2021
	ALGER MID CAP GROWTH PORTFOLIO I-2	ALLSPRING VT DISCOVERY FUND	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 1	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS INTERNATIONAL GROWTH AND INCOME FUND CLASS 1	AMERICAN FUNDS IS MANAGED RISK ASSET ALLOCATION FUND CLASS P2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 1
ASSETS
Investments at market value	$333,112	$53,803,307	$3,180,345	$33,011,830	$62,980,824	$1,746,404	$10,929,748	$937,493
TOTAL ASSETS	$333,112	$53,803,307	$3,180,345	$33,011,830	$62,980,824	$1,746,404	$10,929,748	$937,493
NET ASSETS
Active Contracts	$333,112	$53,509,579	$3,180,345	$33,011,830	$62,980,824	$1,746,404	$10,929,748	$937,493
Payout Contracts	$ –	$ 293,728	$ –	$ –	$ –	$ –	$ –	$ –
TOTAL NET ASSETS	$333,112	$53,803,307	$3,180,345	$33,011,830	$62,980,824	$1,746,404	$10,929,748	$937,493
INVESTMENTS
Cost of investments	$364,450	$40,470,776	$2,496,390	$25,290,633	$43,723,316	$1,714,589	$ 9,494,816	$862,017
Unrealized appreciation (depreciation) on investments	$ (31,338)	$13,332,531	$ 683,955	$ 7,721,197	$19,257,508	$ 31,815	$ 1,434,932	$ 75,476
Number of shares in underlying mutual funds	15,019	1,258,851	175,807	1,864,022	508,771	89,011	732,066	29,453
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	59,883	–	253,507	35,375	–	122,835	–
M&E Rate .0125	6,675	593,375	136,421	909,002	190,189	87,356	470,964	26,686
M&E Rate .0145	–	876	–	2,094	596	–	2,105	–
M&E Rate .0155	–	1,840	–	824	424	–	253	–
M&E Rate .0165	–	2,800	–	6,768	1,621	–	2,394	–
Retired Payout	–	6,872	–	–	–	–	–	–
Total Units	6,675	665,646	136,421	1,172,195	228,205	87,356	598,551	26,686
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0029	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0039	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0095	$ –	$ 84.96	$ –	$ 28.69	$ 281.63	$ –	$ 18.60	$ –
M&E Rate .0125	$ 49.90	$ 80.88	$ 23.31	$ 28.03	$ 275.05	$ 19.99	$ 18.18	$ 35.13
M&E Rate .0145	$ –	$ 79.34	$ –	$ 27.48	$ 270.22	$ –	$ 17.70	$ –
M&E Rate .0155	$ –	$ 78.10	$ –	$ 27.25	$ 268.05	$ –	$ 17.40	$ –
M&E Rate .0165	$ –	$ 77.00	$ –	$ 27.14	$ 266.33	$ –	$ 17.58	$ –
Retired Payout	$ –	$ 42.74	$ –	$ –	$ –	$ –	$ –	$ –
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2021
	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	BLACKROCK HIGH YIELD VI FUND CLASS I	BLACKROCK HIGH YIELD VI FUND CLASS III	BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	CALVERT VP SRI BALANCED I PORTFOLIO CLASS 1	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I
ASSETS
Investments at market value	$19,792,246	$2,140,663	$1,740,876	$1,724,015	$181,277,963	$317,620,603	$6,855,899	$3,611,610
TOTAL ASSETS	$19,792,246	$2,140,663	$1,740,876	$1,724,015	$181,277,963	$317,620,603	$6,855,899	$3,611,610
NET ASSETS
Active Contracts	$19,792,246	$2,140,663	$1,740,876	$1,724,015	$181,093,627	$317,620,603	$6,855,899	$3,611,610
Payout Contracts	$ –	$ –	$ –	$ –	$ 184,336	$ –	$ –	$ –
TOTAL NET ASSETS	$19,792,246	$2,140,663	$1,740,876	$1,724,015	$181,277,963	$317,620,603	$6,855,899	$3,611,610
INVESTMENTS
Cost of investments	$14,480,716	$2,226,739	$1,687,432	$1,670,837	$127,668,587	$234,645,725	$6,238,191	$3,628,633
Unrealized appreciation (depreciation) on investments	$ 5,311,530	$ (86,076)	$ 53,444	$ 53,178	$ 53,609,376	$ 82,974,878	$ 617,708	$ (17,023)
Number of shares in underlying mutual funds	633,555	183,433	229,364	227,143	7,697,578	2,194,573	2,466,151	99,439
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	66,800	–	–	33,361	203,214	69,140	–	6,484
M&E Rate .0125	432,287	161,498	191,616	156,407	3,330,559	1,451,507	2,211,249	64,405
M&E Rate .0145	1,376	–	–	1,317	6,342	2,226	–	248
M&E Rate .0155	1,787	–	–	23	4,620	2,733	–	3,134
M&E Rate .0165	4,500	–	–	20	6,821	3,910	–	2,065
Retired Payout	–	–	–	–	7,827	–	–	–
Total Units	506,750	161,498	191,616	191,128	3,559,383	1,529,516	2,211,249	76,336
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0029	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0039	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0095	$ 39.88	$ –	$ –	$ 9.16	$ 52.86	$ 215.38	$ –	$ 47.72
M&E Rate .0125	$ 38.95	$ 13.26	$ 9.12	$ 9.03	$ 50.89	$ 207.33	$ 3.10	$ 47.29
M&E Rate .0145	$ 38.62	$ –	$ –	$ 8.84	$ 49.21	$ 206.56	$ –	$ 47.43
M&E Rate .0155	$ 37.92	$ –	$ –	$ 8.73	$ 48.66	$ 202.08	$ –	$ 46.94
M&E Rate .0165	$ 37.70	$ –	$ –	$ 8.68	$ 48.03	$ 197.73	$ –	$ 47.17
Retired Payout	$ –	$ –	$ –	$ –	$ 23.55	$ –	$ –	$ –
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2021
	DFA VA U.S. TARGETED VALUE PORTFOLIO	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
ASSETS
Investments at market value	$558,232	$2,965,435	$874,230	$2,386,926	$15,655,912	$1,453,941	$1,822,776	$31,102,883
TOTAL ASSETS	$558,232	$2,965,435	$874,230	$2,386,926	$15,655,912	$1,453,941	$1,822,776	$31,102,883
NET ASSETS
Active Contracts	$558,232	$2,965,435	$874,230	$2,386,926	$15,655,912	$1,453,941	$1,822,776	$31,102,883
Payout Contracts	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
TOTAL NET ASSETS	$558,232	$2,965,435	$874,230	$2,386,926	$15,655,912	$1,453,941	$1,822,776	$31,102,883
INVESTMENTS
Cost of investments	$429,543	$2,800,110	$846,286	$2,133,107	$13,296,054	$1,337,298	$1,524,518	$23,971,006
Unrealized appreciation (depreciation) on investments	$128,689	$ 165,325	$ 27,944	$ 253,819	$ 2,359,858	$ 116,643	$ 298,258	$ 7,131,877
Number of shares in underlying mutual funds	23,684	206,939	56,695	133,946	887,020	81,090	60,658	1,044,422
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	36,915	–	–	79,400	–	–	75,685
M&E Rate .0125	18,599	115,353	45,328	115,454	624,808	68,208	52,360	766,165
M&E Rate .0145	–	2,619	–	–	11,035	–	–	3,735
M&E Rate .0155	–	8	–	–	2,594	–	–	1,361
M&E Rate .0165	–	1,096	–	–	5,269	–	–	4,561
Retired Payout	–	–	–	–	–	–	–	–
Total Units	18,599	155,991	45,328	115,454	723,106	68,208	52,360	851,507
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0029	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0039	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0095	$ –	$ 19.32	$ –	$ –	$ 22.06	$ –	$ –	$ 37.17
M&E Rate .0125	$ 30.01	$ 18.91	$ 19.29	$ 20.67	$ 21.61	$ 21.32	$ 34.81	$ 36.47
M&E Rate .0145	$ –	$ 19.35	$ –	$ –	$ 21.31	$ –	$ –	$ 36.16
M&E Rate .0155	$ –	$ 18.57	$ –	$ –	$ 21.24	$ –	$ –	$ 35.83
M&E Rate .0165	$ –	$ 18.63	$ –	$ –	$ 21.03	$ –	$ –	$ 35.55
Retired Payout	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2021
	FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
ASSETS
Investments at market value	$491,414	$625,409	$22,131,065	$364,800	$ 945	$374,252	$28,045	$49,205
TOTAL ASSETS	$491,414	$625,409	$22,131,065	$364,800	$ 945	$374,252	$28,045	$49,205
NET ASSETS
Active Contracts	$491,414	$625,409	$22,131,065	$364,800	$ 945	$374,252	$28,045	$49,205
Payout Contracts	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
TOTAL NET ASSETS	$491,414	$625,409	$22,131,065	$364,800	$ 945	$374,252	$28,045	$49,205
INVESTMENTS
Cost of investments	$406,761	$486,453	$16,323,150	$323,944	$ 651	$372,114	$28,188	$42,598
Unrealized appreciation (depreciation) on investments	$ 84,653	$138,956	$ 5,807,915	$ 40,856	$ 294	$ 2,138	$ (143)	$ 6,607
Number of shares in underlying mutual funds	16,922	21,345	761,303	13,839	66	26,263	1,978	3,540
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	46,490	–	13	26	–	13
M&E Rate .0125	14,378	18,475	569,726	11,903	13	15,034	1,853	3,236
M&E Rate .0145	–	–	58	–	13	9,907	–	13
M&E Rate .0155	–	–	5	–	13	13	–	13
M&E Rate .0165	–	–	2,454	–	13	13	–	13
Retired Payout	–	–	–	–	–	–	–	–
Total Units	14,378	18,475	618,733	11,903	65	24,993	1,853	3,288
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0029	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0039	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0095	$ –	$ –	$ 36.47	$ –	$15.30	$ 15.20	$ –	$ 15.17
M&E Rate .0125	$ 34.18	$ 33.85	$ 35.72	$ 30.65	$15.06	$ 15.04	$ 15.13	$ 14.97
M&E Rate .0145	$ –	$ –	$ 35.81	$ –	$14.94	$ 14.87	$ –	$ 14.81
M&E Rate .0155	$ –	$ –	$ 35.10	$ –	$14.92	$ 14.84	$ –	$ 14.80
M&E Rate .0165	$ –	$ –	$ 34.83	$ –	$14.91	$ 14.83	$ –	$ 14.79
Retired Payout	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2021
	FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	FIDELITY VIP FUNDS MANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 85% PORTFOLIO SC2	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS
ASSETS
Investments at market value	$3,141,121	$4,931,090	$13,436,247	$53,729,221	$50,255,974	$33,182,860	$736,651,977	$483,086
TOTAL ASSETS	$3,141,121	$4,931,090	$13,436,247	$53,729,221	$50,255,974	$33,182,860	$736,651,977	$483,086
NET ASSETS
Active Contracts	$3,141,121	$4,931,090	$13,436,247	$53,729,221	$50,255,974	$33,182,860	$736,508,661	$483,086
Payout Contracts	$ –	$ –	$ –	$ –	$ –	$ –	$ 143,316	$ –
TOTAL NET ASSETS	$3,141,121	$4,931,090	$13,436,247	$53,729,221	$50,255,974	$33,182,860	$736,651,977	$483,086
INVESTMENTS
Cost of investments	$3,151,767	$4,566,200	$11,442,886	$46,265,743	$39,625,989	$25,916,732	$372,909,168	$499,485
Unrealized appreciation (depreciation) on investments	$ (10,646)	$ 364,890	$ 1,993,361	$ 7,463,478	$10,629,985	$ 7,266,128	$363,742,809	$ (16,399)
Number of shares in underlying mutual funds	246,169	406,185	929,844	4,347,024	3,248,609	2,120,311	1,594,657	36,186
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	307	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	119,102	107,669	305,744	326,875	124,626	69,597	–
M&E Rate .0125	224,354	234,717	589,046	2,591,078	2,016,304	1,328,698	1,187,114	35,291
M&E Rate .0145	–	5,012	11,801	24,163	1,949	2,672	2,442	–
M&E Rate .0155	–	23	5,774	4,406	1,039	214	2,079	–
M&E Rate .0165	–	23	19,352	12,528	43,997	6,045	4,220	–
Retired Payout	–	–	–	–	–	–	310	–
Total Units	224,354	358,877	733,642	2,937,919	2,390,164	1,462,255	1,266,069	35,291
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$ –	$ –	$ –	$ –	$ –	$ –	$ 521.83	$ –
M&E Rate .0029	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0039	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0095	$ –	$ 13.92	$ 18.67	$ 18.63	$ 21.41	$ 23.11	$ 599.81	$ –
M&E Rate .0125	$ 14.00	$ 13.65	$ 18.27	$ 18.25	$ 20.98	$ 22.66	$ 581.09	$ 13.69
M&E Rate .0145	$ –	$ 13.61	$ 17.91	$ 18.03	$ 20.72	$ 22.54	$ 557.56	$ –
M&E Rate .0155	$ –	$ 13.51	$ 18.06	$ 18.05	$ 20.75	$ 22.41	$ 552.64	$ –
M&E Rate .0165	$ –	$ 13.52	$ 17.96	$ 17.85	$ 20.50	$ 22.28	$ 539.16	$ –
Retired Payout	$ –	$ –	$ –	$ –	$ –	$ –	$ 461.95	$ –
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2021
	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	FIDELITY VIP OVERSEAS PORTFOLIO SC2	FIDELITY VIP REAL ESTATE PORTFOLIO SC2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTITUTIONAL SHARES	JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	JPMORGAN SMALL CAP VALUE FUND CLASS A	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO
ASSETS
Investments at market value	$41,684,805	$83,849,783	$27,247,492	$204,984	$473,051	$59,057,447	$4,214,834	$11,873,728
TOTAL ASSETS	$41,684,805	$83,849,783	$27,247,492	$204,984	$473,051	$59,057,447	$4,214,834	$11,873,728
NET ASSETS
Active Contracts	$41,657,258	$83,664,601	$27,247,492	$204,984	$473,051	$59,057,447	$4,214,834	$11,873,728
Payout Contracts	$ 27,548	$ 185,182	$ –	$ –	$ –	$ –	$ –	$ –
TOTAL NET ASSETS	$41,684,806	$83,849,783	$27,247,492	$204,984	$473,051	$59,057,447	$4,214,834	$11,873,728
INVESTMENTS
Cost of investments	$41,006,813	$52,353,055	$22,284,471	$204,984	$396,273	$32,941,807	$3,909,886	$11,061,684
Unrealized appreciation (depreciation) on investments	$ 677,993	$31,496,728	$ 4,963,021	$ –	$ 76,778	$26,115,640	$ 304,948	$ 812,044
Number of shares in underlying mutual funds	3,211,465	2,897,366	1,166,417	204,984	4,707	1,287,777	150,853	343,171
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	196,495	114,637	104,454	–	–	54,098	13,404	26,229
M&E Rate .0125	1,454,175	1,680,777	789,787	209,086	3,863	828,096	84,277	153,360
M&E Rate .0145	12,583	5,405	3,152	–	–	604	67	138
M&E Rate .0155	4,660	4,095	2,441	–	–	2,343	181	368
M&E Rate .0165	18,456	8,946	6,106	–	–	1,367	113	3,071
Retired Payout	2,122	6,399	–	–	–	–	–	–
Total Units	1,688,491	1,820,259	905,940	209,086	3,863	886,508	98,042	183,166
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0029	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0039	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0095	$ 26.18	$ 49.01	$ 30.61	$ –	$ –	$ 69.00	$ 43.76	$ 66.35
M&E Rate .0125	$ 24.66	$ 46.00	$ 30.02	$ 0.98	$ 122.46	$ 66.47	$ 42.87	$ 64.62
M&E Rate .0145	$ 18.51	$ 39.94	$ 29.34	$ –	$ –	$ 66.05	$ 42.38	$ 63.70
M&E Rate .0155	$ 18.22	$ 39.34	$ 29.45	$ –	$ –	$ 65.49	$ 42.18	$ 63.01
M&E Rate .0165	$ 17.94	$ 38.69	$ 29.30	$ –	$ –	$ 64.90	$ 41.82	$ 62.43
Retired Payout	$ 12.98	$ 28.94	$ –	$ –	$ –	$ –	$ –	$ –
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2021
	MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	MFS VIT MID CAP VALUE PORTFOLIO SC	MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS
ASSETS
Investments at market value	$800,536	$2,417,037	$527,659	$6,074,175	$1,258,265	$3,281,428	$3,652,646	$3,906,173
TOTAL ASSETS	$800,536	$2,417,037	$527,659	$6,074,175	$1,258,265	$3,281,428	$3,652,646	$3,906,173
NET ASSETS
Active Contracts	$800,536	$2,417,037	$527,659	$6,074,175	$1,258,265	$3,281,428	$3,652,646	$3,906,173
Payout Contracts	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
TOTAL NET ASSETS	$800,536	$2,417,037	$527,659	$6,074,175	$1,258,265	$3,281,428	$3,652,646	$3,906,173
INVESTMENTS
Cost of investments	$647,316	$2,205,860	$437,388	$4,630,071	$1,432,254	$2,758,904	$3,204,989	$3,877,246
Unrealized appreciation (depreciation) on investments	$153,220	$ 211,177	$ 90,271	$1,444,104	$ (173,989)	$ 522,524	$ 447,657	$ 28,927
Number of shares in underlying mutual funds	57,100	146,045	47,580	554,719	54,003	64,266	68,762	86,267
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	4,242	–	59,916	–	–	–	–
M&E Rate .0125	34,957	118,393	37,536	275,360	42,618	53,144	58,663	81,959
M&E Rate .0145	–	365	–	10	–	–	–	–
M&E Rate .0155	–	378	–	1,156	–	–	–	–
M&E Rate .0165	–	7	–	1,217	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	34,957	123,385	37,536	337,659	42,618	53,144	58,663	81,959
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0029	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0039	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0095	$ –	$ 19.77	$ –	$ 18.29	$ –	$ –	$ –	$ –
M&E Rate .0125	$ 22.90	$ 19.58	$ 14.06	$ 17.93	$ 29.52	$ 61.75	$ 62.26	$ 47.66
M&E Rate .0145	$ –	$ 19.75	$ –	$ 17.46	$ –	$ –	$ –	$ –
M&E Rate .0155	$ –	$ 19.46	$ –	$ 17.59	$ –	$ –	$ –	$ –
M&E Rate .0165	$ –	$ 19.42	$ –	$ 17.53	$ –	$ –	$ –	$ –
Retired Payout	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2021
	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS
ASSETS
Investments at market value	$15,930,481	$1,825,937	$18,042,200	$32,975,937	$1,521,916	$12,963,991	$4,551,633	$3,358,635
TOTAL ASSETS	$15,930,481	$1,825,937	$18,042,200	$32,975,937	$1,521,916	$12,963,991	$4,551,633	$3,358,635
NET ASSETS
Active Contracts	$15,930,481	$1,825,937	$18,042,200	$32,975,937	$1,521,916	$12,963,991	$4,551,633	$3,358,635
Payout Contracts	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
TOTAL NET ASSETS	$15,930,481	$1,825,937	$18,042,200	$32,975,937	$1,521,916	$12,963,991	$4,551,633	$3,358,635
INVESTMENTS
Cost of investments	$13,998,352	$1,596,658	$18,042,200	$26,047,674	$1,499,348	$11,908,302	$4,541,659	$2,762,440
Unrealized appreciation (depreciation) on investments	$ 1,932,129	$ 229,279	$ –	$ 6,928,263	$ 22,568	$ 1,055,689	$ 9,974	$ 596,195
Number of shares in underlying mutual funds	442,636	80,402	18,042,199	310,157	168,540	168,780	473,143	253,100
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	2,229,728	–	–	–	–	–
M&E Rate .0125	316,856	65,020	16,118,887	230,692	163,868	97,293	437,688	241,390
M&E Rate .0145	–	–	65,295	–	–	–	–	–
M&E Rate .0155	–	–	197,142	–	–	–	–	–
M&E Rate .0165	–	–	185,705	–	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	316,856	65,020	18,796,757	230,692	163,868	97,293	437,688	241,390
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0029	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0039	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0095	$ –	$ –	$ 1.00	$ –	$ –	$ –	$ –	$ –
M&E Rate .0125	$ 50.28	$ 28.08	$ 0.96	$ 142.94	$ 9.29	$ 133.25	$ 10.40	$ 13.91
M&E Rate .0145	$ –	$ –	$ 0.93	$ –	$ –	$ –	$ –	$ –
M&E Rate .0155	$ –	$ –	$ 0.91	$ –	$ –	$ –	$ –	$ –
M&E Rate .0165	$ –	$ –	$ 0.90	$ –	$ –	$ –	$ –	$ –
Retired Payout	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2021
	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	TEMPLETON GLOBAL BOND VIP FUND CLASS 1	TEMPLETON GLOBAL BOND VIP FUND CLASS 4	VANGUARD 500 INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES
ASSETS
Investments at market value	$3,893,970	$3,285,961	$236,018	$4,828,536	$119,555,945	$16,344,101	$5,376,960	$21,859,121
TOTAL ASSETS	$3,893,970	$3,285,961	$236,018	$4,828,536	$119,555,945	$16,344,101	$5,376,960	$21,859,121
NET ASSETS
Active Contracts	$3,893,970	$3,285,961	$236,018	$4,828,536	$119,555,945	$16,344,101	$5,376,960	$21,859,121
Payout Contracts	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
TOTAL NET ASSETS	$3,893,970	$3,285,961	$236,018	$4,828,536	$119,555,945	$16,344,101	$5,376,960	$21,859,121
INVESTMENTS
Cost of investments	$3,179,327	$3,244,493	$277,210	$5,683,106	$ 80,689,215	$13,854,736	$4,865,924	$15,876,356
Unrealized appreciation (depreciation) on investments	$ 714,643	$ 41,468	$ (41,192)	$ (854,570)	$ 38,866,730	$ 2,489,365	$ 511,036	$ 5,982,765
Number of shares in underlying mutual funds	63,019	256,115	17,078	358,732	271,823	994,167	131,145	157,600
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	–	50,198	–	–	–	–
M&E Rate .0125	51,280	224,913	15,327	193,171	264,660	913,110	122,132	156,781
M&E Rate .0145	–	–	–	1,079	–	–	–	–
M&E Rate .0155	–	–	–	3,485	–	–	–	–
M&E Rate .0165	–	–	–	3,104	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	51,280	224,913	15,327	251,037	264,660	913,110	122,132	156,781
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0029	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0039	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0095	$ –	$ –	$ –	$ 19.82	$ –	$ –	$ –	$ –
M&E Rate .0125	$ 75.93	$ 14.61	$ 15.40	$ 19.12	$ 451.73	$ 17.90	$ 44.03	$ 139.43
M&E Rate .0145	$ –	$ –	$ –	$ 18.65	$ –	$ –	$ –	$ –
M&E Rate .0155	$ –	$ –	$ –	$ 18.41	$ –	$ –	$ –	$ –
M&E Rate .0165	$ –	$ –	$ –	$ 18.23	$ –	$ –	$ –	$ –
Retired Payout	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2021
	VANGUARD FEDERAL MONEY MARKET FUND	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD MID-CAP GROWTH INDEX FUND	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SELECTED VALUE FUND INVESTOR SHARES	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	VANGUARD TARGET RETIREMENT 2020 FUND	VANGUARD TARGET RETIREMENT 2025 FUND
ASSETS
Investments at market value	$2,103,919	$13,074,771	$14,915,978	$10,268,503	$8,078,017	$19,923,736	$11,707,330	$22,995,121
TOTAL ASSETS	$2,103,919	$13,074,771	$14,915,978	$10,268,503	$8,078,017	$19,923,736	$11,707,330	$22,995,121
NET ASSETS
Active Contracts	$2,103,919	$13,074,771	$14,915,978	$10,268,503	$8,078,017	$19,923,736	$11,707,330	$22,995,121
Payout Contracts	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
TOTAL NET ASSETS	$2,103,919	$13,074,771	$14,915,978	$10,268,503	$8,078,017	$19,923,736	$11,707,330	$22,995,121
INVESTMENTS
Cost of investments	$2,103,919	$12,811,641	$15,896,917	$ 7,579,589	$6,843,306	$14,737,820	$12,499,504	$23,178,064
Unrealized appreciation (depreciation) on investments	$ –	$ 263,130	$ (980,939)	$ 2,688,914	$1,234,711	$ 5,185,916	$ (792,174)	$ (182,943)
Number of shares in underlying mutual funds	2,103,919	2,197,441	552,648	62,510	263,557	183,849	377,412	1,130,537
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	–	–	–	–	–	–
M&E Rate .0125	2,122,978	1,838,352	309,052	55,064	176,997	182,116	281,847	910,577
M&E Rate .0145	–	–	–	–	–	–	–	–
M&E Rate .0155	–	–	–	–	–	–	–	–
M&E Rate .0165	–	–	–	–	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	2,122,978	1,838,352	309,052	55,064	176,997	182,116	281,847	910,577
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0029	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0039	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0095	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0125	$ 0.99	$ 7.11	$ 48.26	$ 186.48	$ 45.64	$ 109.40	$ 41.54	$ 25.25
M&E Rate .0145	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0155	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0165	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
Retired Payout	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2021
	VANGUARD TARGET RETIREMENT 2030 FUND	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2040 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TARGET RETIREMENT 2050 FUND	VANGUARD TARGET RETIREMENT 2055 FUND	VANGUARD TARGET RETIREMENT 2060 FUND	VANGUARD TARGET RETIREMENT INCOME FUND
ASSETS
Investments at market value	$33,731,642	$31,834,821	$28,889,485	$22,981,145	$23,616,909	$1,515,223	$1,682,396	$12,301,279
TOTAL ASSETS	$33,731,642	$31,834,821	$28,889,485	$22,981,145	$23,616,909	$1,515,223	$1,682,396	$12,301,279
NET ASSETS
Active Contracts	$33,731,642	$31,834,821	$28,889,485	$22,981,145	$23,616,909	$1,515,223	$1,682,396	$12,301,279
Payout Contracts	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
TOTAL NET ASSETS	$33,731,642	$31,834,821	$28,889,485	$22,981,145	$23,616,909	$1,515,223	$1,682,396	$12,301,279
INVESTMENTS
Cost of investments	$33,598,284	$31,312,967	$28,618,668	$21,005,410	$21,192,671	$1,572,161	$1,620,329	$12,424,893
Unrealized appreciation (depreciation) on investments	$ 133,358	$ 521,854	$ 270,817	$ 1,975,735	$ 2,424,238	$ (56,938)	$ 62,067	$ (123,614)
Number of shares in underlying mutual funds	877,971	1,335,353	687,354	809,766	503,559	29,016	35,021	850,711
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	–	–	–	–	–	–
M&E Rate .0125	719,138	1,076,013	552,700	682,817	434,793	26,422	33,215	732,980
M&E Rate .0145	–	–	–	–	–	–	–	–
M&E Rate .0155	–	–	–	–	–	–	–	–
M&E Rate .0165	–	–	–	–	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	719,138	1,076,013	552,700	682,817	434,793	26,422	33,215	732,980
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0029	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0039	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0095	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0125	$ 46.91	$ 29.59	$ 52.27	$ 33.66	$ 54.32	$ 57.35	$ 50.65	$ 16.78
M&E Rate .0145	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0155	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0165	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
Retired Payout	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2021
	VANGUARD TOTAL BOND MARKET INDEX FUND	VANGUARD VIF EQUITY INDEX PORTFOLIO	VANGUARD VIF GLOBAL BOND INDEX	VANGUARD VIF INTERNATIONAL PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REIT INDEX PORTFOLIO	VANGUARD VIF SHORT TERM INVESTMENT GRADE PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
ASSETS
Investments at market value	$20,744,560	$10,785,809	$3,993,929	$1,943,342	$4,111,431	$1,456,453	$1,141,459	$1,218,123
TOTAL ASSETS	$20,744,560	$10,785,809	$3,993,929	$1,943,342	$4,111,431	$1,456,453	$1,141,459	$1,218,123
NET ASSETS
Active Contracts	$20,744,560	$10,785,809	$3,993,929	$1,943,342	$4,111,431	$1,456,453	$1,141,459	$1,218,123
Payout Contracts	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
TOTAL NET ASSETS	$20,744,560	$10,785,809	$3,993,929	$1,943,342	$4,111,431	$1,456,453	$1,141,459	$1,218,123
INVESTMENTS
Cost of investments	$20,783,478	$ 8,064,499	$4,088,237	$1,492,876	$3,275,788	$1,103,729	$1,154,869	$ 910,540
Unrealized appreciation (depreciation) on investments	$ (38,918)	$ 2,721,310	$ (94,308)	$ 450,466	$ 835,643	$ 352,724	$ (13,410)	$ 307,583
Number of shares in underlying mutual funds	1,853,848	164,744	187,508	48,951	139,465	87,950	105,887	45,967
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	12,729	–	–	–	–	–
M&E Rate .0125	1,747,196	145,648	171,276	42,317	105,356	72,205	105,223	31,343
M&E Rate .0145	–	–	5	–	–	–	–	–
M&E Rate .0155	–	–	6	–	–	–	–	–
M&E Rate .0165	–	–	–	–	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	1,747,196	145,648	184,016	42,317	105,356	72,205	105,223	31,343
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0029	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0039	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0095	$ –	$ –	$ 21.88	$ –	$ –	$ –	$ –	$ –
M&E Rate .0125	$ 11.87	$ 74.05	$ 21.69	$ 45.92	$ 39.02	$ 20.17	$ 10.85	$ 38.86
M&E Rate .0145	$ –	$ –	$ 22.09	$ –	$ –	$ –	$ –	$ –
M&E Rate .0155	$ –	$ –	$ 19.82	$ –	$ –	$ –	$ –	$ –
M&E Rate .0165	$ –	$ –	$ 22.04	$ –	$ –	$ –	$ –	$ –
Retired Payout	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Net Assets
December 31, 2021
	VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	WILSHIRE VIT GLOBAL ALLOCATION FUND
ASSETS
Investments at market value	$3,497,244	$538,477,637
TOTAL ASSETS	$3,497,244	$538,477,637
NET ASSETS
Active Contracts	$3,497,244	$536,727,796
Payout Contracts	$ –	$ 1,749,841
TOTAL NET ASSETS	$3,497,244	$538,477,637
INVESTMENTS
Cost of investments	$3,535,939	$460,060,458
Unrealized appreciation (depreciation) on investments	$ (38,695)	$ 78,417,179
Number of shares in underlying mutual funds	286,190	23,371,421
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	6,483
M&E Rate .0029	–	104,238
M&E Rate .0039	–	26,927
M&E Rate .0095	–	330,056
M&E Rate .0125	272,235	12,341,916
M&E Rate .0145	–	79,161
M&E Rate .0155	–	16,845
M&E Rate .0165	–	42,489
Retired Payout	–	–
Total Units	272,235	12,948,115
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$ –	$ 54.36
M&E Rate .0029	$ –	$ 32.49
M&E Rate .0039	$ –	$ 32.25
M&E Rate .0095	$ –	$ 44.52
M&E Rate .0125	$ 12.85	$ 41.79
M&E Rate .0145	$ –	$ 37.15
M&E Rate .0155	$ –	$ 36.59
M&E Rate .0165	$ –	$ 36.03
Retired Payout	$ –	$ 23.04
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
For the year ended December 31, 2021
	ALGER MID CAP GROWTH PORTFOLIO I-2	ALLSPRING VT DISCOVERY FUND	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 1	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS INTERNATIONAL GROWTH AND INCOME FUND CLASS 1	AMERICAN FUNDS IS MANAGED RISK ASSET ALLOCATION FUND CLASS P2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 1
INVESTMENT INCOME
Dividend income distribution	$ –	$ –	$ 47,637	$ 389,170	$ 33,736	$ 35,744	$ 139,788	$ 10,014
Investment Income	–	–	47,637	389,170	33,736	35,744	139,788	10,014
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	118,197	4,274,458	–	–	7,355,441	–	–	24,850
Net realized gain (loss) on investments	9,668	2,855,149	86,466	674,961	2,475,123	13,442	134,326	19,006
Net change in unrealized appreciation (depreciation) on investments	(114,111)	(10,063,346)	466,726	6,156,240	1,279,303	(25,439)	915,925	(32,811)
Net gain (loss) on investments	13,754	(2,933,739)	553,192	6,831,201	11,109,867	(11,997)	1,050,251	11,045
EXPENSES
Mortality and expense risk charge (Note 3)	(4,308)	(711,170)	(31,643)	(357,478)	(692,675)	(13,702)	(121,803)	(9,505)
Total Expenses	(4,308)	(711,170)	(31,643)	(357,478)	(692,675)	(13,702)	(121,803)	(9,505)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 9,446	$ (3,644,909)	$569,186	$6,862,893	$10,450,928	$ 10,045	$1,068,236	$ 11,554
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
For the year ended December 31, 2021
	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	BLACKROCK HIGH YIELD VI FUND CLASS I	BLACKROCK HIGH YIELD VI FUND CLASS III	BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	CALVERT VP SRI BALANCED I PORTFOLIO CLASS 1	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I
INVESTMENT INCOME
Dividend income distribution	$ 129,782	$ 31,234	$ 67,854	$ 70,586	$ 1,209,673	$ 2,563,605	$ 73,083	$ –
Investment Income	129,782	31,234	67,854	70,586	1,209,673	2,563,605	73,083	–
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	657,782	127,048	4,946	4,921	2,477,058	8,705,173	188,609	414,026
Net realized gain (loss) on investments	710,926	(72,170)	9,671	22,217	4,518,091	6,392,763	37,823	187,725
Net change in unrealized appreciation (depreciation) on investments	(607,962)	(79,378)	(6,160)	(15,231)	32,041,113	47,316,598	408,248	(326,308)
Net gain (loss) on investments	760,746	(24,500)	8,457	11,907	39,036,262	62,414,534	634,680	275,443
EXPENSES
Mortality and expense risk charge (Note 3)	(244,481)	(18,842)	(18,814)	(19,959)	(2,210,627)	(3,809,440)	(64,712)	(38,501)
Total Expenses	(244,481)	(18,842)	(18,814)	(19,959)	(2,210,627)	(3,809,440)	(64,712)	(38,501)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 646,047	$ (12,108)	$ 57,497	$ 62,534	$38,035,308	$61,168,699	$643,051	$ 236,942
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
For the year ended December 31, 2021
	DFA VA U.S. TARGETED VALUE PORTFOLIO	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
INVESTMENT INCOME
Dividend income distribution	$ 7,456	$ 25,699	$ 9,450	$ 24,837	$ 129,949	$ 15,121	$ 17,637	$ 238,284
Investment Income	7,456	25,699	9,450	24,837	129,949	15,121	17,637	238,284
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	37,447	107,575	20,404	72,503	515,479	37,716	56,800	1,102,197
Net realized gain (loss) on investments	5,164	69,228	7,163	99,376	473,782	29,916	62,203	842,576
Net change in unrealized appreciation (depreciation) on investments	91,417	(22,308)	(2,930)	11,816	331,087	26,802	74,101	1,843,172
Net gain (loss) on investments	134,028	154,495	24,637	183,695	1,320,348	94,434	193,104	3,787,945
EXPENSES
Mortality and expense risk charge (Note 3)	(5,851)	(31,020)	(4,859)	(26,455)	(177,849)	(13,209)	(19,168)	(358,729)
Total Expenses	(5,851)	(31,020)	(4,859)	(26,455)	(177,849)	(13,209)	(19,168)	(358,729)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$135,633	$149,174	$29,228	$182,077	$1,272,448	$ 96,346	$191,573	$3,667,500
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
For the year ended December 31, 2021
	FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
INVESTMENT INCOME
Dividend income distribution	$ 4,327	$ 5,543	$ 146,752	$ 3,212	$ 11	$ 3,755	$ 347	$ 503
Investment Income	4,327	5,543	146,752	3,212	11	3,755	347	503
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	17,525	20,871	778,031	9,388	30	10,744	996	1,940
Net realized gain (loss) on investments	9,627	3,209	419,186	3,047	4	5,496	43	269
Net change in unrealized appreciation (depreciation) on investments	36,731	58,423	1,886,751	17,570	99	882	(182)	3,947
Net gain (loss) on investments	63,883	82,503	3,083,968	30,005	133	17,122	857	6,156
EXPENSES
Mortality and expense risk charge (Note 3)	(5,309)	(6,826)	(251,583)	(2,897)	(13)	(1,964)	(127)	(542)
Total Expenses	(5,309)	(6,826)	(251,583)	(2,897)	(13)	(1,964)	(127)	(542)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$62,901	$81,220	$2,979,137	$30,320	$131	$18,913	$1,077	$6,117
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
For the year ended December 31, 2021
	FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	FIDELITY VIP FUNDS MANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 85% PORTFOLIO SC2	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS
INVESTMENT INCOME
Dividend income distribution	$ 31,376	$ 43,709	$ 127,017	$ 499,183	$ 435,549	$ 260,305	$ 7,012,867	$ 6,876
Investment Income	31,376	43,709	127,017	499,183	435,549	260,305	7,012,867	6,876
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	36,007	11,479	215,723	861,658	653,300	769,208	5,014,760	7,855
Net realized gain (loss) on investments	28,442	38,558	214,310	438,011	920,268	521,725	23,939,687	9
Net change in unrealized appreciation (depreciation) on investments	(41,021)	80,324	655,726	4,186,630	4,534,228	3,439,352	132,027,682	(16,400)
Net gain (loss) on investments	23,428	130,361	1,085,759	5,486,299	6,107,796	4,730,285	160,982,129	(8,536)
EXPENSES
Mortality and expense risk charge (Note 3)	(21,778)	(57,583)	(157,852)	(637,571)	(595,145)	(382,185)	(8,369,719)	(1,725)
Total Expenses	(21,778)	(57,583)	(157,852)	(637,571)	(595,145)	(382,185)	(8,369,719)	(1,725)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 33,026	$116,487	$1,054,924	$5,347,911	$5,948,200	$4,608,405	$159,625,277	$ (3,385)
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
For the year ended December 31, 2021
	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	FIDELITY VIP OVERSEAS PORTFOLIO SC2	FIDELITY VIP REAL ESTATE PORTFOLIO SC2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTITUTIONAL SHARES	JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	JPMORGAN SMALL CAP VALUE FUND CLASS A	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO
INVESTMENT INCOME
Dividend income distribution	$ 761,505	$ 260,162	$ 227,285	$ 11	$ 1,125	$ 388,313	$ 12,927	$ –
Investment Income	761,505	260,162	227,285	11	1,125	388,313	12,927	–
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	1,157,427	5,997,223	147,107	–	29,700	2,314,200	620,232	2,976,709
Net realized gain (loss) on investments	193,990	2,109,727	(54,435)	–	8,849	2,759,480	270,013	848,339
Net change in unrealized appreciation (depreciation) on investments	(2,473,647)	5,667,748	7,446,774	–	19,847	8,196,548	228,463	(4,102,746)
Net gain (loss) on investments	(1,122,230)	13,774,698	7,539,446	–	58,396	13,270,228	1,118,708	(277,698)
EXPENSES
Mortality and expense risk charge (Note 3)	(507,751)	(978,080)	(289,696)	(2,349)	(4,908)	(657,204)	(51,046)	(156,614)
Total Expenses	(507,751)	(978,080)	(289,696)	(2,349)	(4,908)	(657,204)	(51,046)	(156,614)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (868,476)	$13,056,780	$7,477,035	$(2,338)	$54,613	$13,001,337	$1,080,589	$ (434,312)
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
For the year ended December 31, 2021
	MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	MFS VIT MID CAP VALUE PORTFOLIO SC	MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS
INVESTMENT INCOME
Dividend income distribution	$ 6,680	$ 8,887	$ 4,060	$ 39,736	$ –	$ 7,075	$ –	$ 26,030
Investment Income	6,680	8,887	4,060	39,736	–	7,075	–	26,030
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	–	94,521	3,440	38,172	122,473	189,225	389,593	268,978
Net realized gain (loss) on investments	2,180	43,333	12,099	77,041	14,623	25,167	144,845	24,219
Net change in unrealized appreciation (depreciation) on investments	132,624	23,297	80,217	1,264,498	(193,681)	278,456	(84,225)	(756,754)
Net gain (loss) on investments	134,804	161,151	95,756	1,379,711	(56,585)	492,848	450,213	(463,557)
EXPENSES
Mortality and expense risk charge (Note 3)	(8,141)	(25,952)	(5,300)	(65,547)	(6,548)	(31,010)	(37,433)	(47,669)
Total Expenses	(8,141)	(25,952)	(5,300)	(65,547)	(6,548)	(31,010)	(37,433)	(47,669)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$133,343	$144,086	$94,516	$1,353,900	$ (63,133)	$468,913	$412,780	$(485,196)
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
For the year ended December 31, 2021
	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS
INVESTMENT INCOME
Dividend income distribution	$ 234,042	$ 27,828	$ 1,740	$ –	$ 19,137	$ –	$ 67,080	$ 61,501
Investment Income	234,042	27,828	1,740	–	19,137	–	67,080	61,501
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	1,026,076	102,329	–	2,772,480	8,355	1,871,241	46,658	–
Net realized gain (loss) on investments	56,044	15,493	–	404,992	1,119	403,137	15,221	47,911
Net change in unrealized appreciation (depreciation) on investments	1,450,489	239,189	–	1,501,816	(139,779)	(1,147,610)	(148,950)	225,921
Net gain (loss) on investments	2,532,609	357,011	–	4,679,288	(130,305)	1,126,768	(87,071)	273,832
EXPENSES
Mortality and expense risk charge (Note 3)	(163,319)	(19,355)	(214,067)	(341,771)	(18,587)	(154,524)	(53,879)	(38,158)
Total Expenses	(163,319)	(19,355)	(214,067)	(341,771)	(18,587)	(154,524)	(53,879)	(38,158)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,603,332	$365,484	$(212,327)	$4,337,517	$(129,755)	$ 972,244	$ (73,870)	$297,175
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
For the year ended December 31, 2021
	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	TEMPLETON GLOBAL BOND VIP FUND CLASS 1	TEMPLETON GLOBAL BOND VIP FUND CLASS 4	VANGUARD 500 INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES
INVESTMENT INCOME
Dividend income distribution	$ 12,217	$ 70,935	$ –	$ –	$ 1,385,648	$ 480,656	$ 127,337	$ 226,021
Investment Income	12,217	70,935	–	–	1,385,648	480,656	127,337	226,021
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	238,530	40,251	–	–	–	–	–	–
Net realized gain (loss) on investments	53,560	2,812	(4,437)	(106,844)	1,730,504	120,740	25,221	385,193
Net change in unrealized appreciation (depreciation) on investments	358,083	(50,592)	(6,463)	(136,932)	21,533,625	924,845	(153,237)	1,368,973
Net gain (loss) on investments	650,173	(7,529)	(10,900)	(243,776)	23,264,129	1,045,585	(128,016)	1,754,166
EXPENSES
Mortality and expense risk charge (Note 3)	(39,947)	(33,156)	(2,893)	(56,855)	(1,234,966)	(185,984)	(61,939)	(245,883)
Total Expenses	(39,947)	(33,156)	(2,893)	(56,855)	(1,234,966)	(185,984)	(61,939)	(245,883)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$622,443	$ 30,250	$(13,793)	$(300,631)	$23,414,811	$1,340,257	$ (62,618)	$1,734,304
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
For the year ended December 31, 2021
	VANGUARD FEDERAL MONEY MARKET FUND	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD MID-CAP GROWTH INDEX FUND	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SELECTED VALUE FUND INVESTOR SHARES	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	VANGUARD TARGET RETIREMENT 2020 FUND	VANGUARD TARGET RETIREMENT 2025 FUND
INVESTMENT INCOME
Dividend income distribution	$ 197	$ 477,831	$ 1,846	$ 253,069	$ 95,217	$ 229,486	$ 249,115	$ 427,133
Investment Income	197	477,831	1,846	253,069	95,217	229,486	249,115	427,133
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	–	–	3,738,820	–	482,536	–	1,668,580	2,788,213
Net realized gain (loss) on investments	–	27,292	226,446	119,173	(658)	370,371	232,413	305,149
Net change in unrealized appreciation (depreciation) on investments	–	(82,788)	(2,818,408)	2,483,534	1,052,424	1,993,934	(1,324,953)	(1,763,996)
Net gain (loss) on investments	–	(55,496)	1,146,858	2,602,707	1,534,302	2,364,305	576,040	1,329,366
EXPENSES
Mortality and expense risk charge (Note 3)	(24,048)	(142,197)	(165,011)	(105,963)	(89,407)	(218,546)	(132,214)	(245,038)
Total Expenses	(24,048)	(142,197)	(165,011)	(105,963)	(89,407)	(218,546)	(132,214)	(245,038)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(23,851)	$ 280,138	$ 983,693	$2,749,813	$1,540,112	$2,375,245	$ 692,941	$ 1,511,461
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
For the year ended December 31, 2021
	VANGUARD TARGET RETIREMENT 2030 FUND	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2040 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TARGET RETIREMENT 2050 FUND	VANGUARD TARGET RETIREMENT 2055 FUND	VANGUARD TARGET RETIREMENT 2060 FUND	VANGUARD TARGET RETIREMENT INCOME FUND
INVESTMENT INCOME
Dividend income distribution	$ 614,050	$ 624,214	$ 571,086	$ 441,320	$ 457,725	$ 28,839	$ 30,592	$ 278,260
Investment Income	614,050	624,214	571,086	441,320	457,725	28,839	30,592	278,260
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	4,425,241	4,571,499	4,376,695	2,623,865	2,227,548	108,679	58,388	691,431
Net realized gain (loss) on investments	420,752	552,367	195,613	192,784	159,232	33,486	7,589	155,819
Net change in unrealized appreciation (depreciation) on investments	(2,675,888)	(2,570,011)	(2,245,567)	(519,686)	(35,057)	(71,462)	34,686	(595,422)
Net gain (loss) on investments	2,170,105	2,553,855	2,326,741	2,296,963	2,351,723	70,703	100,663	251,828
EXPENSES
Mortality and expense risk charge (Note 3)	(345,252)	(341,952)	(280,507)	(239,909)	(244,095)	(10,089)	(12,774)	(129,097)
Total Expenses	(345,252)	(341,952)	(280,507)	(239,909)	(244,095)	(10,089)	(12,774)	(129,097)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 2,438,903	$ 2,836,117	$ 2,617,320	$2,498,374	$2,565,353	$ 89,453	$118,481	$ 400,991
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
For the year ended December 31, 2021
	VANGUARD TOTAL BOND MARKET INDEX FUND	VANGUARD VIF EQUITY INDEX PORTFOLIO	VANGUARD VIF GLOBAL BOND INDEX	VANGUARD VIF INTERNATIONAL PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REIT INDEX PORTFOLIO	VANGUARD VIF SHORT TERM INVESTMENT GRADE PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
INVESTMENT INCOME
Dividend income distribution	$ 348,039	$ 94,183	$ 54,880	$ 5,054	$ 33,767	$ 24,775	$ 10,087	$ 4,620
Investment Income	348,039	94,183	54,880	5,054	33,767	24,775	10,087	4,620
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	41,906	281,388	40,906	127,076	201,519	32,783	2,477	59,110
Net realized gain (loss) on investments	198,509	205,083	(9,253)	100,622	38,943	28,971	(1,013)	30,418
Net change in unrealized appreciation (depreciation) on investments	(836,869)	1,509,567	(138,208)	(262,332)	431,030	332,522	(17,616)	68,772
Net gain (loss) on investments	(596,454)	1,996,038	(106,555)	(34,634)	671,492	394,276	(16,152)	158,300
EXPENSES
Mortality and expense risk charge (Note 3)	(232,716)	(104,986)	(41,781)	(24,127)	(41,864)	(15,522)	(9,160)	(15,219)
Total Expenses	(232,716)	(104,986)	(41,781)	(24,127)	(41,864)	(15,522)	(9,160)	(15,219)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(481,131)	$1,985,235	$ (93,456)	$ (53,707)	$663,395	$403,529	$(15,225)	$147,701
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
For the year ended December 31, 2021
	VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	WILSHIRE VIT GLOBAL ALLOCATION FUND
INVESTMENT INCOME
Dividend income distribution	$ 57,058	$ 6,117,043
Investment Income	57,058	6,117,043
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	22,880	29,767,841
Net realized gain (loss) on investments	36,519	5,945,978
Net change in unrealized appreciation (depreciation) on investments	(156,353)	17,748,050
Net gain (loss) on investments	(96,954)	53,461,869
EXPENSES
Mortality and expense risk charge (Note 3)	(38,278)	(6,612,700)
Total Expenses	(38,278)	(6,612,700)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (78,174)	$52,966,212
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	ALGER MID CAP GROWTH PORTFOLIO I-2	ALLSPRING VT DISCOVERY FUND	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 1	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS INTERNATIONAL GROWTH AND INCOME FUND CLASS 1	AMERICAN FUNDS IS MANAGED RISK ASSET ALLOCATION FUND CLASS P2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 1
OPERATIONS
Investment Income	$ –	$ –	$ 47,637	$ 389,170	$ 33,736	$ 35,744	$ 139,788	$ 10,014
Capital gain distribution	118,197	4,274,458	–	–	7,355,441	–	–	24,850
Net realized gain (loss) on investments	9,668	2,855,149	86,466	674,961	2,475,123	13,442	134,326	19,006
Net change in unrealized appreciation (depreciation) on investments	(114,111)	(10,063,346)	466,726	6,156,240	1,279,303	(25,439)	915,925	(32,811)
Mortality and expense risk charge (Note 3)	(4,308)	(711,170)	(31,643)	(357,478)	(692,675)	(13,702)	(121,803)	(9,505)
Net increase (decrease) in net assets resulting from operations	9,446	(3,644,909)	569,186	6,862,893	10,450,928	10,045	1,068,236	11,554
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	10,770	1,519,765	1,000,996	1,516,065	3,154,786	1,092,180	483,173	413,800
Net transfer from (to) fixed accumulation account	17,131	(1,963,392)	64,813	(270,018)	58,164	175,703	53,186	34,908
Transfer between funds	(3,380)	(984,614)	(16,107)	340,333	1,320,766	93,886	542,814	9,837
Payments to contract owners	(12,664)	(3,100,002)	(231,206)	(1,788,238)	(3,240,450)	(38,151)	(506,517)	(38,295)
Annual maintenance charge (Note 3)	(177)	(8,555)	(663)	(5,740)	(30,386)	(495)	(2,761)	(229)
Surrender charges (Note 3)	–	(5,817)	–	(7,775)	(12,559)	–	(421)	–
Mortality guarantee adjustment	–	2,824	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	11,680	(4,539,791)	817,833	(215,373)	1,250,321	1,323,123	569,474	420,021
TOTAL INCREASE (DECREASE) IN NET ASSETS	21,126	(8,184,700)	1,387,019	6,647,520	11,701,249	1,333,168	1,637,710	431,575
Net Assets:
Beginning of period	311,986	61,988,007	1,793,326	26,364,310	51,279,575	413,236	9,292,038	505,918
End of period	$ 333,112	$ 53,803,307	$3,180,345	$33,011,830	$62,980,824	$1,746,404	$10,929,748	$937,493
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	BLACKROCK HIGH YIELD VI FUND CLASS I	BLACKROCK HIGH YIELD VI FUND CLASS III	BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	CALVERT VP SRI BALANCED I PORTFOLIO CLASS 1	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I
OPERATIONS
Investment Income	$ 129,782	$ 31,234	$ 67,854	$ 70,586	$ 1,209,673	$ 2,563,605	$ 73,083	$ –
Capital gain distribution	657,782	127,048	4,946	4,921	2,477,058	8,705,173	188,609	414,026
Net realized gain (loss) on investments	710,926	(72,170)	9,671	22,217	4,518,091	6,392,763	37,823	187,725
Net change in unrealized appreciation (depreciation) on investments	(607,962)	(79,378)	(6,160)	(15,231)	32,041,113	47,316,598	408,248	(326,308)
Mortality and expense risk charge (Note 3)	(244,481)	(18,842)	(18,814)	(19,959)	(2,210,627)	(3,809,440)	(64,712)	(38,501)
Net increase (decrease) in net assets resulting from operations	646,047	(12,108)	57,497	62,534	38,035,308	61,168,699	643,051	236,942
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,067,201	1,649,104	466,145	112,046	5,131,735	8,646,813	2,060,499	154,001
Net transfer from (to) fixed accumulation account	(265,650)	(446,637)	35,331	143,939	(6,176,569)	(7,935,502)	701,251	414,505
Transfer between funds	200,797	246,893	62,444	129,512	(4,280,171)	(5,607,793)	661,847	1,003,346
Payments to contract owners	(991,978)	(146,577)	(139,127)	(198,596)	(9,410,114)	(15,970,466)	(230,026)	(133,313)
Annual maintenance charge (Note 3)	(3,035)	(603)	(447)	(175)	(23,019)	(37,860)	(2,087)	(125)
Surrender charges (Note 3)	(5,131)	–	–	(168)	(7,084)	(11,932)	–	–
Mortality guarantee adjustment	–	–	–	–	3,717	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	2,204	1,302,180	424,346	186,558	(14,761,505)	(20,916,740)	3,191,484	1,438,414
TOTAL INCREASE (DECREASE) IN NET ASSETS	648,251	1,290,072	481,843	249,092	23,273,803	40,251,959	3,834,535	1,675,356
Net Assets:
Beginning of period	19,143,995	850,591	1,259,033	1,474,923	158,004,160	277,368,644	3,021,364	1,936,254
End of period	$19,792,246	$2,140,663	$1,740,876	$1,724,015	$181,277,963	$317,620,603	$6,855,899	$3,611,610
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	DFA VA U.S. TARGETED VALUE PORTFOLIO	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
OPERATIONS
Investment Income	$ 7,456	$ 25,699	$ 9,450	$ 24,837	$ 129,949	$ 15,121	$ 17,637	$ 238,284
Capital gain distribution	37,447	107,575	20,404	72,503	515,479	37,716	56,800	1,102,197
Net realized gain (loss) on investments	5,164	69,228	7,163	99,376	473,782	29,916	62,203	842,576
Net change in unrealized appreciation (depreciation) on investments	91,417	(22,308)	(2,930)	11,816	331,087	26,802	74,101	1,843,172
Mortality and expense risk charge (Note 3)	(5,851)	(31,020)	(4,859)	(26,455)	(177,849)	(13,209)	(19,168)	(358,729)
Net increase (decrease) in net assets resulting from operations	135,633	149,174	29,228	182,077	1,272,448	96,346	191,573	3,667,500
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	137,143	215,917	221,187	869,810	1,270,337	806,042	317,370	2,533,775
Net transfer from (to) fixed accumulation account	(48,167)	121,733	417,573	(348,284)	101,539	(41,405)	46,752	307,878
Transfer between funds	(26,530)	660,152	–	(86,100)	552,400	534	(172,546)	1,314,870
Payments to contract owners	(13,261)	(310,973)	(40,357)	(54,839)	(1,017,873)	(31,557)	(44,048)	(1,734,430)
Annual maintenance charge (Note 3)	(133)	(775)	(217)	(712)	(6,725)	(365)	(671)	(14,975)
Surrender charges (Note 3)	–	(85)	–	–	(2,243)	–	–	(10,557)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	49,052	685,969	598,186	379,875	897,435	733,249	146,857	2,396,561
TOTAL INCREASE (DECREASE) IN NET ASSETS	184,685	835,143	627,414	561,952	2,169,883	829,595	338,430	6,064,061
Net Assets:
Beginning of period	373,547	2,130,292	246,816	1,824,974	13,486,029	624,346	1,484,346	25,038,822
End of period	$558,232	$2,965,435	$874,230	$2,386,926	$15,655,912	$1,453,941	$1,822,776	$31,102,883
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
OPERATIONS
Investment Income	$ 4,327	$ 5,543	$ 146,752	$ 3,212	$ 11	$ 3,755	$ 347	$ 503
Capital gain distribution	17,525	20,871	778,031	9,388	30	10,744	996	1,940
Net realized gain (loss) on investments	9,627	3,209	419,186	3,047	4	5,496	43	269
Net change in unrealized appreciation (depreciation) on investments	36,731	58,423	1,886,751	17,570	99	882	(182)	3,947
Mortality and expense risk charge (Note 3)	(5,309)	(6,826)	(251,583)	(2,897)	(13)	(1,964)	(127)	(542)
Net increase (decrease) in net assets resulting from operations	62,901	81,220	2,979,137	30,320	131	18,913	1,077	6,117
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	137,245	68,211	1,797,915	173,755	–	18,722	26,750	893
Net transfer from (to) fixed accumulation account	(5,262)	(7,896)	35,298	(47)	–	37,289	54	3,213
Transfer between funds	–	–	(232,244)	(3,428)	–	269,011	–	1,690
Payments to contract owners	(25,568)	(207)	(586,348)	(7,903)	–	–	–	–
Annual maintenance charge (Note 3)	(284)	(264)	(21,533)	(407)	–	(100)	–	–
Surrender charges (Note 3)	–	–	(14,571)	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	106,131	59,844	978,517	161,970	–	324,922	26,804	5,796
TOTAL INCREASE (DECREASE) IN NET ASSETS	169,032	141,064	3,957,654	192,290	131	343,835	27,881	11,913
Net Assets:
Beginning of period	322,382	484,345	18,173,411	172,510	814	30,417	164	37,292
End of period	$491,414	$625,409	$22,131,065	$364,800	$945	$374,252	$28,045	$49,205
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	FIDELITY VIP FUNDS MANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 85% PORTFOLIO SC2	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS
OPERATIONS
Investment Income	$ 31,376	$ 43,709	$ 127,017	$ 499,183	$ 435,549	$ 260,305	$ 7,012,867	$ 6,876
Capital gain distribution	36,007	11,479	215,723	861,658	653,300	769,208	5,014,760	7,855
Net realized gain (loss) on investments	28,442	38,558	214,310	438,011	920,268	521,725	23,939,687	9
Net change in unrealized appreciation (depreciation) on investments	(41,021)	80,324	655,726	4,186,630	4,534,228	3,439,352	132,027,682	(16,400)
Mortality and expense risk charge (Note 3)	(21,778)	(57,583)	(157,852)	(637,571)	(595,145)	(382,185)	(8,369,719)	(1,725)
Net increase (decrease) in net assets resulting from operations	33,026	116,487	1,054,924	5,347,911	5,948,200	4,608,405	159,625,277	(3,385)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,743,365	162,646	716,546	3,199,725	2,858,439	2,287,351	19,170,458	282,079
Net transfer from (to) fixed accumulation account	439,193	(69,739)	(255,920)	(1,097,670)	(25,468)	611,783	(16,034,588)	182,927
Transfer between funds	592,687	108,247	(113,606)	(783,666)	(1,039,272)	(360,712)	(4,242,232)	22,500
Payments to contract owners	(223,654)	(236,925)	(581,497)	(3,054,881)	(2,975,024)	(1,721,001)	(38,061,113)	(1,029)
Annual maintenance charge (Note 3)	(382)	(1,825)	(9,059)	(34,535)	(30,300)	(22,718)	(211,708)	(6)
Surrender charges (Note 3)	–	(210)	(2,571)	(19,058)	(20,177)	(21,300)	(38,529)	–
Mortality guarantee adjustment	–	–	–	–	–	–	3,154	–
Net increase (decrease) in net assets resulting from contract owners; transactions	2,551,209	(37,806)	(246,107)	(1,790,085)	(1,231,802)	773,403	(39,414,558)	486,471
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,584,235	78,681	808,817	3,557,826	4,716,398	5,381,808	120,210,719	483,086
Net Assets:
Beginning of period	556,886	4,852,409	12,627,430	50,171,395	45,539,576	27,801,052	616,441,258	–
End of period	$3,141,121	$4,931,090	$13,436,247	$53,729,221	$50,255,974	$33,182,860	$736,651,977	$483,086
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	FIDELITY VIP OVERSEAS PORTFOLIO SC2	FIDELITY VIP REAL ESTATE PORTFOLIO SC2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTITUTIONAL SHARES	JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	JPMORGAN SMALL CAP VALUE FUND CLASS A	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO
OPERATIONS
Investment Income	$ 761,505	$ 260,162	$ 227,285	$ 11	$ 1,125	$ 388,313	$ 12,927	$ –
Capital gain distribution	1,157,427	5,997,223	147,107	–	29,700	2,314,200	620,232	2,976,709
Net realized gain (loss) on investments	193,990	2,109,727	(54,435)	–	8,849	2,759,480	270,013	848,339
Net change in unrealized appreciation (depreciation) on investments	(2,473,647)	5,667,748	7,446,774	–	19,847	8,196,548	228,463	(4,102,746)
Mortality and expense risk charge (Note 3)	(507,751)	(978,080)	(289,696)	(2,349)	(4,908)	(657,204)	(51,046)	(156,614)
Net increase (decrease) in net assets resulting from operations	(868,476)	13,056,780	7,477,035	(2,338)	54,613	13,001,337	1,080,589	(434,312)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	2,046,132	2,991,317	1,254,765	193,447	136,662	1,319,562	255,901	498,663
Net transfer from (to) fixed accumulation account	(528,116)	(1,836,441)	(359,845)	(428)	(1,355)	(640,939)	(331,005)	(344,029)
Transfer between funds	3,409,793	(721,073)	37,904	(59,840)	(2,334)	1,170,705	143,695	(442,190)
Payments to contract owners	(3,837,984)	(4,513,689)	(1,183,509)	(75,336)	(29,516)	(2,886,746)	(415,899)	(696,699)
Annual maintenance charge (Note 3)	(7,434)	(6,603)	(2,215)	(52)	(131)	(11,104)	(975)	(3,484)
Surrender charges (Note 3)	(5,616)	(6,210)	(5,127)	–	–	(5,321)	(2,599)	(3,453)
Mortality guarantee adjustment	631	1,015	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	1,077,406	(4,091,684)	(258,027)	57,791	103,326	(1,053,843)	(350,882)	(991,192)
TOTAL INCREASE (DECREASE) IN NET ASSETS	208,930	8,965,096	7,219,008	55,453	157,939	11,947,494	729,707	(1,425,504)
Net Assets:
Beginning of period	41,475,876	74,884,687	20,028,484	149,531	315,112	47,109,953	3,485,127	13,299,232
End of period	$41,684,806	$83,849,783	$27,247,492	$204,984	$473,051	$59,057,447	$4,214,834	$11,873,728
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	MFS VIT MID CAP VALUE PORTFOLIO SC	MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS
OPERATIONS
Investment Income	$ 6,680	$ 8,887	$ 4,060	$ 39,736	$ –	$ 7,075	$ –	$ 26,030
Capital gain distribution	–	94,521	3,440	38,172	122,473	189,225	389,593	268,978
Net realized gain (loss) on investments	2,180	43,333	12,099	77,041	14,623	25,167	144,845	24,219
Net change in unrealized appreciation (depreciation) on investments	132,624	23,297	80,217	1,264,498	(193,681)	278,456	(84,225)	(756,754)
Mortality and expense risk charge (Note 3)	(8,141)	(25,952)	(5,300)	(65,547)	(6,548)	(31,010)	(37,433)	(47,669)
Net increase (decrease) in net assets resulting from operations	133,343	144,086	94,516	1,353,900	(63,133)	468,913	412,780	(485,196)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	294,078	143,217	245,181	274,363	786,280	1,183,246	1,082,259	703,837
Net transfer from (to) fixed accumulation account	22,507	108,321	(11,258)	(135,893)	200,723	134,243	164,477	104,241
Transfer between funds	(25,842)	643,678	(1,437)	80,249	246,173	59,411	9,797	274,160
Payments to contract owners	(39,108)	(114,132)	(59,021)	(302,229)	(52,606)	(130,291)	(306,544)	(167,012)
Annual maintenance charge (Note 3)	(142)	–	(89)	(568)	(163)	(2,362)	(1,150)	(3,938)
Surrender charges (Note 3)	–	(490)	–	(3,181)	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	251,493	780,594	173,376	-87,259	1,180,407	1,244,247	948,839	911,288
TOTAL INCREASE (DECREASE) IN NET ASSETS	384,836	924,680	267,892	1,266,641	1,117,274	1,713,160	1,361,619	426,092
Net Assets:
Beginning of period	415,700	1,492,357	259,767	4,807,534	140,991	1,568,268	2,291,027	3,480,081
End of period	$800,536	$2,417,037	$527,659	$6,074,175	$1,258,265	$3,281,428	$3,652,646	$3,906,173
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS
OPERATIONS
Investment Income	$ 234,042	$ 27,828	$ 1,740	$ –	$ 19,137	$ –	$ 67,080	$ 61,501
Capital gain distribution	1,026,076	102,329	–	2,772,480	8,355	1,871,241	46,658	–
Net realized gain (loss) on investments	56,044	15,493	–	404,992	1,119	403,137	15,221	47,911
Net change in unrealized appreciation (depreciation) on investments	1,450,489	239,189	–	1,501,816	(139,779)	(1,147,610)	(148,950)	225,921
Mortality and expense risk charge (Note 3)	(163,319)	(19,355)	(214,067)	(341,771)	(18,587)	(154,524)	(53,879)	(38,158)
Net increase (decrease) in net assets resulting from operations	2,603,332	365,484	(212,327)	4,337,517	(129,755)	972,244	(73,870)	297,175
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	3,727,869	331,823	776,185	7,664,189	104,391	2,136,757	557,257	581,746
Net transfer from (to) fixed accumulation account	603,948	(3,123)	(445,291)	1,124,470	15,268	88,258	(10,507)	38,362
Transfer between funds	(16,783)	22,751	1,602,513	322,061	130,165	9,697	376,767	90,296
Payments to contract owners	(1,004,410)	(114,892)	(2,034,365)	(1,409,692)	(74,358)	(607,946)	(195,605)	(356,637)
Annual maintenance charge (Note 3)	(11,873)	(1,622)	(2,552)	(33,809)	(863)	(14,259)	(2,719)	(2,906)
Surrender charges (Note 3)	–	–	(1,533)	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	3,298,751	234,937	(105,043)	7,667,219	174,603	1,612,507	725,193	350,861
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,902,083	600,421	(317,370)	12,004,736	44,848	2,584,751	651,323	648,036
Net Assets:
Beginning of period	10,028,398	1,225,516	18,359,570	20,971,201	1,477,068	10,379,240	3,900,310	2,710,599
End of period	$15,930,481	$1,825,937	$18,042,200	$32,975,937	$1,521,916	$12,963,991	$4,551,633	$3,358,635
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	TEMPLETON GLOBAL BOND VIP FUND CLASS 1	TEMPLETON GLOBAL BOND VIP FUND CLASS 4	VANGUARD 500 INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES
OPERATIONS
Investment Income	$ 12,217	$ 70,935	$ –	$ –	$ 1,385,648	$ 480,656	$ 127,337	$ 226,021
Capital gain distribution	238,530	40,251	–	–	–	–	–	–
Net realized gain (loss) on investments	53,560	2,812	(4,437)	(106,844)	1,730,504	120,740	25,221	385,193
Net change in unrealized appreciation (depreciation) on investments	358,083	(50,592)	(6,463)	(136,932)	21,533,625	924,845	(153,237)	1,368,973
Mortality and expense risk charge (Note 3)	(39,947)	(33,156)	(2,893)	(56,855)	(1,234,966)	(185,984)	(61,939)	(245,883)
Net increase (decrease) in net assets resulting from operations	622,443	30,250	(13,793)	(300,631)	23,414,811	1,340,257	(62,618)	1,734,304
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,030,901	618,074	19,423	329,388	21,213,550	2,792,571	1,185,996	4,571,294
Net transfer from (to) fixed accumulation account	21,926	298,658	956	(44,437)	2,588,273	52,500	58,010	710,496
Transfer between funds	(75,261)	148,830	32,514	442,649	1,193,696	104,886	176,280	190,172
Payments to contract owners	(121,450)	(41,290)	(12,801)	(372,636)	(6,454,675)	(975,824)	(258,473)	(1,321,794)
Annual maintenance charge (Note 3)	(3,742)	(1,818)	(58)	(549)	(99,346)	(11,707)	(4,936)	(18,274)
Surrender charges (Note 3)	–	–	–	(870)	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	852,374	1,022,454	40,034	353,545	18,441,498	1,962,426	1,156,877	4,131,894
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,474,817	1,052,704	26,241	52,914	41,856,309	3,302,683	1,094,259	5,866,198
Net Assets:
Beginning of period	2,419,153	2,233,257	209,777	4,775,622	77,699,636	13,041,418	4,282,701	15,992,923
End of period	$3,893,970	$3,285,961	$236,018	$4,828,536	$119,555,945	$16,344,101	$5,376,960	$21,859,121
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	VANGUARD FEDERAL MONEY MARKET FUND	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD MID-CAP GROWTH INDEX FUND	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SELECTED VALUE FUND INVESTOR SHARES	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	VANGUARD TARGET RETIREMENT 2020 FUND	VANGUARD TARGET RETIREMENT 2025 FUND
OPERATIONS
Investment Income	$ 197	$ 477,831	$ 1,846	$ 253,069	$ 95,217	$ 229,486	$ 249,115	$ 427,133
Capital gain distribution	–	–	3,738,820	–	482,536	–	1,668,580	2,788,213
Net realized gain (loss) on investments	–	27,292	226,446	119,173	(658)	370,371	232,413	305,149
Net change in unrealized appreciation (depreciation) on investments	–	(82,788)	(2,818,408)	2,483,534	1,052,424	1,993,934	(1,324,953)	(1,763,996)
Mortality and expense risk charge (Note 3)	(24,048)	(142,197)	(165,011)	(105,963)	(89,407)	(218,546)	(132,214)	(245,038)
Net increase (decrease) in net assets resulting from operations	(23,851)	280,138	983,693	2,749,813	1,540,112	2,375,245	692,941	1,511,461
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,093,893	2,430,207	3,091,091	1,569,275	1,721,360	4,201,980	2,829,813	5,991,225
Net transfer from (to) fixed accumulation account	(198,193)	(12,978)	251,952	37,378	41,378	512,014	374,063	588,728
Transfer between funds	(623,583)	1,443,568	342,714	(103,122)	(401,437)	(281,718)	280,397	552,848
Payments to contract owners	(400,824)	(478,114)	(729,547)	(625,634)	(593,109)	(1,164,307)	(1,264,756)	(1,676,681)
Annual maintenance charge (Note 3)	(1,569)	(9,433)	(13,021)	(7,305)	(6,752)	(16,994)	(4,060)	(16,846)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(130,276)	3,373,250	2,943,189	870,592	761,440	3,250,975	2,215,457	5,439,274
TOTAL INCREASE (DECREASE) IN NET ASSETS	(154,127)	3,653,388	3,926,882	3,620,405	2,301,552	5,626,220	2,908,398	6,950,735
Net Assets:
Beginning of period	2,258,046	9,421,383	10,989,096	6,648,098	5,776,465	14,297,516	8,798,932	16,044,386
End of period	$2,103,919	$13,074,771	$14,915,978	$10,268,503	$8,078,017	$19,923,736	$11,707,330	$22,995,121
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	VANGUARD TARGET RETIREMENT 2030 FUND	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2040 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TARGET RETIREMENT 2050 FUND	VANGUARD TARGET RETIREMENT 2055 FUND	VANGUARD TARGET RETIREMENT 2060 FUND	VANGUARD TARGET RETIREMENT INCOME FUND
OPERATIONS
Investment Income	$ 614,050	$ 624,214	$ 571,086	$ 441,320	$ 457,725	$ 28,839	$ 30,592	$ 278,260
Capital gain distribution	4,425,241	4,571,499	4,376,695	2,623,865	2,227,548	108,679	58,388	691,431
Net realized gain (loss) on investments	420,752	552,367	195,613	192,784	159,232	33,486	7,589	155,819
Net change in unrealized appreciation (depreciation) on investments	(2,675,888)	(2,570,011)	(2,245,567)	(519,686)	(35,057)	(71,462)	34,686	(595,422)
Mortality and expense risk charge (Note 3)	(345,252)	(341,952)	(280,507)	(239,909)	(244,095)	(10,089)	(12,774)	(129,097)
Net increase (decrease) in net assets resulting from operations	2,438,903	2,836,117	2,617,320	2,498,374	2,565,353	89,453	118,481	400,991
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	10,367,283	8,141,655	9,196,913	5,790,414	7,116,420	1,289,613	1,170,864	3,165,459
Net transfer from (to) fixed accumulation account	663,317	546,111	314,655	65,384	4,441	2,384	4,677	856,172
Transfer between funds	843,936	86,402	360,066	479,202	(137,695)	15,726	63,935	908,902
Payments to contract owners	(1,540,077)	(1,781,467)	(433,164)	(884,668)	(691,971)	(130,838)	(13,423)	(1,221,637)
Annual maintenance charge (Note 3)	(29,377)	(40,319)	(46,025)	(44,790)	(73,207)	(3,550)	(4,306)	(4,020)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	10,305,082	6,952,382	9,392,445	5,405,542	6,217,988	1,173,335	1,221,747	3,704,876
TOTAL INCREASE (DECREASE) IN NET ASSETS	12,743,985	9,788,499	12,009,765	7,903,916	8,783,341	1,262,788	1,340,228	4,105,867
Net Assets:
Beginning of period	20,987,657	22,046,322	16,879,720	15,077,229	14,833,568	252,435	342,168	8,195,412
End of period	$33,731,642	$31,834,821	$28,889,485	$22,981,145	$23,616,909	$1,515,223	$1,682,396	$12,301,279
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	VANGUARD TOTAL BOND MARKET INDEX FUND	VANGUARD VIF EQUITY INDEX PORTFOLIO	VANGUARD VIF GLOBAL BOND INDEX	VANGUARD VIF INTERNATIONAL PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REIT INDEX PORTFOLIO	VANGUARD VIF SHORT TERM INVESTMENT GRADE PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
OPERATIONS
Investment Income	$ 348,039	$ 94,183	$ 54,880	$ 5,054	$ 33,767	$ 24,775	$ 10,087	$ 4,620
Capital gain distribution	41,906	281,388	40,906	127,076	201,519	32,783	2,477	59,110
Net realized gain (loss) on investments	198,509	205,083	(9,253)	100,622	38,943	28,971	(1,013)	30,418
Net change in unrealized appreciation (depreciation) on investments	(836,869)	1,509,567	(138,208)	(262,332)	431,030	332,522	(17,616)	68,772
Mortality and expense risk charge (Note 3)	(232,716)	(104,986)	(41,781)	(24,127)	(41,864)	(15,522)	(9,160)	(15,219)
Net increase (decrease) in net assets resulting from operations	(481,131)	1,985,235	(93,456)	(53,707)	663,395	403,529	(15,225)	147,701
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	4,635,084	3,005,067	1,262,767	286,420	884,442	100,200	643,408	46,544
Net transfer from (to) fixed accumulation account	387,264	29,852	84,928	(38,030)	169,207	16,949	(38,875)	(33,348)
Transfer between funds	1,569,489	(117,360)	319,440	(42,464)	(42,639)	(26,924)	158,272	(12,742)
Payments to contract owners	(1,558,198)	(517,472)	(229,851)	(98,218)	(181,673)	(64,054)	(59,804)	(112,119)
Annual maintenance charge (Note 3)	(10,677)	(2,182)	(930)	(535)	(809)	(294)	(200)	(388)
Surrender charges (Note 3)	–	–	(20)	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	5,022,962	2,397,905	1,436,334	107,173	828,528	25,877	702,801	(112,053)
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,541,831	4,383,140	1,342,878	53,466	1,491,923	429,406	687,576	35,648
Net Assets:
Beginning of period	16,202,729	6,402,669	2,651,051	1,889,876	2,619,508	1,027,047	453,883	1,182,475
End of period	$20,744,560	$10,785,809	$3,993,929	$1,943,342	$4,111,431	$1,456,453	$1,141,459	$1,218,123
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	WILSHIRE VIT GLOBAL ALLOCATION FUND
OPERATIONS
Investment Income	$ 57,058	$ 6,117,043
Capital gain distribution	22,880	29,767,841
Net realized gain (loss) on investments	36,519	5,945,978
Net change in unrealized appreciation (depreciation) on investments	(156,353)	17,748,050
Mortality and expense risk charge (Note 3)	(38,278)	(6,612,700)
Net increase (decrease) in net assets resulting from operations	(78,174)	52,966,212
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,470,922	16,179,899
Net transfer from (to) fixed accumulation account	(45,803)	(10,238,739)
Transfer between funds	(36,938)	(5,500,943)
Payments to contract owners	(405,464)	(30,516,987)
Annual maintenance charge (Note 3)	(709)	(199,923)
Surrender charges (Note 3)	–	(8,016)
Mortality guarantee adjustment	–	6,175
Net increase (decrease) in net assets resulting from contract owners; transactions	982,008	(30,278,534)
TOTAL INCREASE (DECREASE) IN NET ASSETS	903,834	22,687,678
Net Assets:
Beginning of period	2,593,410	515,789,959
End of period	$3,497,244	$538,477,637
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
	ALGER MID CAP GROWTH PORTFOLIO I-2	ALLSPRING VT DISCOVERY FUND	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 1	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS INTERNATIONAL GROWTH AND INCOME FUND CLASS 1	AMERICAN FUNDS IS MANAGED RISK ASSET ALLOCATION FUND CLASS P2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 1
OPERATIONS
Investment Income	$ –	$ 30,450	$ 368,433	$ 82,384	$ 5,087	$ 127,502	$ 943	$ 6,150
Capital gain distribution	33,063	16,936	283,265	958,814	–	332,030	3,955	172,135
Net realized gain (loss) on investments	(17,657)	(23,451)	(153,968)	2,091,870	8,029	154,982	10,790	388,895
Net change in unrealized appreciation (depreciation) on investments	92,319	173,050	1,527,816	14,448,898	57,254	(98,336)	75,684	3,113,135
Mortality and expense risk charge (Note 3)	(3,262)	(17,558)	(272,540)	(472,834)	(1,781)	(99,677)	(4,797)	(189,247)
Net increase (decrease) in net assets resulting from operations	104,463	179,427	1,753,006	17,109,132	68,589	416,501	86,575	3,491,068
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	6,667	545,740	1,572,637	2,135,444	283,541	575,009	123,113	1,058,263
Net transfer from (to) fixed accumulation account	(86,872)	(55,342)	(732,400)	(1,371,570)	45,290	(249,357)	(57,911)	(275,606)
Transfer between funds	(15,277)	(17,030)	600,363	1,364,853	45,113	667,530	(10,363)	(161,692)
Payments to contract owners	(57,064)	(128,466)	(1,402,771)	(2,055,142)	(29,285)	(909,912)	(48,416)	(788,327)
Annual maintenance charge (Note 3)	(165)	(501)	(5,625)	(35,822)	(12)	(4,203)	(180)	(3,244)
Surrender charges (Note 3)	–	–	(9,838)	(18,387)	–	(5,759)	–	(4,913)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(152,711)	344,401	22,366	19,376	344,647	73,308	6,243	(175,519)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(48,248)	523,828	1,775,372	17,128,508	413,236	489,809	92,818	3,315,549
Net Assets:
Beginning of year	360,234	1,269,498	24,588,938	34,151,067	–	8,802,229	413,100	15,828,446
End of year	$ 311,986	$1,793,326	$26,364,310	$51,279,575	$413,236	$9,292,038	$505,918	$19,143,995
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	BLACKROCK HIGH YIELD VI FUND CLASS I	BLACKROCK HIGH YIELD VI FUND CLASS III	BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	CALVERT VP SRI BALANCED I PORTFOLIO CLASS 1	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I
OPERATIONS
Investment Income	$ 10,607	$ 55,817	$ 59,476	$ 1,362,368	$ 3,867	$ 2,883,729	$ 37,934	$ –
Capital gain distribution	878	–	–	7,757,519	–	8,462,786	78,278	119,048
Net realized gain (loss) on investments	351	(11,101)	(3,052)	(770,907)	(35,731)	(358,708)	10,208	59,581
Net change in unrealized appreciation (depreciation) on investments	(6,699)	32,289	38,713	6,597,394	(10,698)	20,502,028	198,510	318,658
Mortality and expense risk charge (Note 3)	(2,646)	(13,227)	(14,309)	(1,583,705)	(686)	(2,879,739)	(19,696)	(12,870)
Net increase (decrease) in net assets resulting from operations	2,491	63,778	80,828	13,362,669	(43,248)	28,610,096	305,234	484,417
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	760,100	317,197	82,801	5,396,782	76,145	9,009,847	1,680,051	71,122
Net transfer from (to) fixed accumulation account	1,779	(115,822)	212,501	(4,579,319)	1,476	(8,486,274)	77,326	236,803
Transfer between funds	121,951	33,145	98,039	560,508	(182,726)	(1,001,034)	334,279	781,052
Payments to contract owners	(35,728)	(91,897)	(62,765)	(7,001,818)	–	(12,327,883)	(23,730)	(65,981)
Annual maintenance charge (Note 3)	(2)	(373)	(225)	(10,483)	(5)	(37,364)	(713)	(100)
Surrender charges (Note 3)	–	–	(150)	(10,743)	–	(15,686)	–	(326)
Mortality guarantee adjustment	–	–	–	1,042	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	848,100	142,250	330,201	(5,644,031)	(105,110)	(12,858,394)	2,067,213	1,022,570
TOTAL INCREASE (DECREASE) IN NET ASSETS	850,591	206,028	411,029	7,718,638	(148,358)	15,751,702	2,372,447	1,506,987
Net Assets:
Beginning of year	–	1,053,005	1,063,894	150,285,521	148,358	261,616,942	648,917	429,267
End of year	$850,591	$1,259,033	$1,474,923	$158,004,159	$ –	$277,368,644	$3,021,364	$1,936,254
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
	DFA VA U.S. TARGETED VALUE PORTFOLIO	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
OPERATIONS
Investment Income	$ 5,171	$ 20,214	$ 2,984	$ 19,807	$ 120,071	$ 6,867	$ 13,133	$ 189,571
Capital gain distribution	–	96,770	23,619	64,284	498,680	19,119	44,381	876,014
Net realized gain (loss) on investments	(28,868)	(14,264)	(13,680)	21,797	198,306	939	402	422,107
Net change in unrealized appreciation (depreciation) on investments	53,302	143,631	8,810	161,795	979,661	62,483	158,378	2,443,599
Mortality and expense risk charge (Note 3)	(3,085)	(21,838)	(3,632)	(19,957)	(140,160)	(5,779)	(13,700)	(253,476)
Net increase (decrease) in net assets resulting from operations	26,520	224,513	18,101	247,726	1,656,558	83,629	202,594	3,677,815
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	113,874	80,045	4,616	183,735	1,269,292	140,037	283,314	2,103,936
Net transfer from (to) fixed accumulation account	(6,567)	(52,907)	(195,952)	68,409	(563,002)	58,006	23,148	(644,519)
Transfer between funds	(17,445)	999	–	–	(194,521)	(30,634)	–	546,159
Payments to contract owners	(2,263)	(73,268)	(139,021)	(136,318)	(202,668)	(7,502)	(35,869)	(493,124)
Annual maintenance charge (Note 3)	(69)	(850)	(231)	(584)	(7,650)	(190)	(477)	(16,824)
Surrender charges (Note 3)	–	(915)	–	–	(2,260)	–	–	(9,900)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	87,530	(46,896)	(330,588)	115,242	299,191	159,717	270,116	1,485,728
TOTAL INCREASE (DECREASE) IN NET ASSETS	114,050	177,617	(312,487)	362,968	1,955,749	243,346	472,710	5,163,543
Net Assets:
Beginning of year	259,497	1,952,675	559,303	1,462,006	11,530,280	381,000	1,011,636	19,875,279
End of year	$373,547	$2,130,292	$ 246,816	$1,824,974	$13,486,029	$624,346	$1,484,346	$25,038,822
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
	FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
OPERATIONS
Investment Income	$ 2,780	$ 4,102	$ 119,343	$ 1,449	$ 6	$ 187	$ 1	$ 256
Capital gain distribution	12,277	12,968	655,295	11,931	19	722	4	1,301
Net realized gain (loss) on investments	1,482	564	156,569	8,131	1	5,102	–	37
Net change in unrealized appreciation (depreciation) on investments	35,969	58,916	1,981,223	8,369	195	1,256	39	2,660
Mortality and expense risk charge (Note 3)	(3,192)	(4,118)	(179,525)	(2,316)	(7)	(146)	(1)	(98)
Net increase (decrease) in net assets resulting from operations	49,316	72,432	2,732,905	27,564	214	7,121	43	4,156
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	83,143	154,388	1,914,747	5,900	–	1,425	–	–
Net transfer from (to) fixed accumulation account	(43,851)	(5,200)	(166,761)	(3,117)	240	116,649	–	8,117
Transfer between funds	–	–	223,872	(1,098)	360	26,431	121	30,584
Payments to contract owners	–	(2,937)	(279,119)	(161,622)	–	(121,209)	–	(5,565)
Annual maintenance charge (Note 3)	(195)	(171)	(23,896)	(444)	–	–	–	–
Surrender charges (Note 3)	–	–	(5,672)	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	39,097	146,080	1,663,171	(160,381)	600	23,296	121	33,136
TOTAL INCREASE (DECREASE) IN NET ASSETS	88,413	218,512	4,396,076	(132,817)	814	30,417	164	37,292
Net Assets:
Beginning of year	233,969	265,833	13,777,335	305,327	–	–	–	–
End of year	$322,382	$484,345	$18,173,411	$ 172,510	$814	$ 30,417	$164	$37,292
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
	FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	FIDELITY VIP FUNDS MANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 85% PORTFOLIO SC2	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS
OPERATIONS
Investment Income	$ 6,313	$ 46,437	$ 117,898	$ 415,695	$ 318,954	$ 168,962	$ 8,435,928	$ 820,578
Capital gain distribution	5,565	32,436	253,731	1,101,230	959,486	775,353	1,841,174	15,050
Net realized gain (loss) on investments	830	(40,445)	40,619	(466,466)	64,310	105,923	18,082,536	249,474
Net change in unrealized appreciation (depreciation) on investments	28,466	286,703	1,141,451	5,360,119	4,903,446	3,100,403	65,800,050	2,352,915
Mortality and expense risk charge (Note 3)	(4,595)	(55,630)	(143,891)	(542,997)	(480,207)	(290,114)	(6,726,719)	(484,994)
Net increase (decrease) in net assets resulting from operations	36,579	269,501	1,409,808	5,867,581	5,765,989	3,860,527	87,432,969	2,953,023
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	240,132	198,188	877,715	3,418,167	3,100,052	2,226,435	19,091,193	2,114,948
Net transfer from (to) fixed accumulation account	39,498	(293,840)	(200,756)	(1,008,346)	(276,416)	(517,823)	(20,278,863)	(1,257,766)
Transfer between funds	4,145	4,225	(232,499)	(598,361)	(559,989)	(475,305)	(7,357,625)	1,474,192
Payments to contract owners	(36,145)	(504,182)	(1,233,319)	(2,623,776)	(1,988,885)	(1,141,129)	(28,705,616)	(2,489,689)
Annual maintenance charge (Note 3)	(120)	(2,076)	(10,032)	(40,335)	(35,478)	(26,785)	(272,851)	(16,049)
Surrender charges (Note 3)	–	(744)	(8,781)	(37,049)	(17,109)	(15,916)	(34,772)	(11,465)
Mortality guarantee adjustment	–	–	–	–	–	–	2,446	621
Net increase (decrease) in net assets resulting from contract owners; transactions	247,510	(598,429)	(807,672)	(889,700)	222,175	49,477	(37,556,088)	(185,208)
TOTAL INCREASE (DECREASE) IN NET ASSETS	284,089	(328,928)	602,136	4,977,881	5,988,164	3,910,004	49,876,881	2,767,815
Net Assets:
Beginning of year	272,797	5,181,337	12,025,294	45,193,514	39,551,412	23,891,048	566,564,377	38,708,061
End of year	$556,886	$4,852,409	$12,627,430	$50,171,395	$45,539,576	$27,801,052	$616,441,258	$41,475,876
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	FIDELITY VIP OVERSEAS PORTFOLIO SC2	FIDELITY VIP REAL ESTATE PORTFOLIO SC2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTITUTIONAL SHARES	JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	JPMORGAN SMALL CAP VALUE FUND CLASS A	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO
OPERATIONS
Investment Income	$ 145,578	$ 373,487	$ 396	$ 168	$ 311,077	$ 20,348	$ –	$ 2,723
Capital gain distribution	285,374	840,129	–	16,678	2,508,673	–	1,179,614	24,707
Net realized gain (loss) on investments	636,815	(615,495)	–	(53)	2,660,854	(260,139)	613,441	(52,685)
Net change in unrealized appreciation (depreciation) on investments	8,796,092	(2,086,962)	–	51,334	4,039,504	496,451	3,982,245	36,586
Mortality and expense risk charge (Note 3)	(805,900)	(231,230)	(1,431)	(2,561)	(497,792)	(30,728)	(117,369)	(3,885)
Net increase (decrease) in net assets resulting from operations	9,057,959	(1,720,071)	(1,035)	65,566	9,022,316	225,932	5,657,931	7,446
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	3,273,888	1,306,544	48,050	144,255	1,217,478	252,648	522,209	166,012
Net transfer from (to) fixed accumulation account	(1,951,092)	(434,332)	4	28,205	(1,770,381)	177,216	(514,083)	(82,740)
Transfer between funds	(1,662,541)	609,144	33,389	1,443	(233,356)	106,564	(492,073)	12,483
Payments to contract owners	(3,414,111)	(1,199,692)	(7,634)	(8,643)	(2,032,491)	(150,999)	(478,750)	(64,610)
Annual maintenance charge (Note 3)	(8,738)	(1,930)	(51)	(77)	(13,497)	(264)	(4,869)	(82)
Surrender charges (Note 3)	(6,708)	(8,659)	–	–	(7,354)	(2,397)	(5,807)	–
Mortality guarantee adjustment	(7,409)	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(3,776,711)	271,075	73,758	165,183	(2,839,601)	382,768	(973,373)	31,063
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,281,248	(1,448,996)	72,723	230,749	6,182,715	608,700	4,684,558	38,509
Net Assets:
Beginning of year	69,603,439	21,477,480	76,808	84,363	40,927,238	2,876,427	8,614,674	377,191
End of year	$74,884,687	$20,028,484	$149,531	$315,112	$47,109,953	$3,485,127	$13,299,232	$415,700
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
	MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	MFS VIT MID CAP VALUE PORTFOLIO SC	MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS
OPERATIONS
Investment Income	$ 11,812	$ 2,417	$ 45,763	$ –	$ 5,454	$ –	$ 13,066	$ 188,541
Capital gain distribution	12,457	8,184	189,010	6,510	72,407	70,762	3,733	132,040
Net realized gain (loss) on investments	3,114	(1,450)	(94,693)	516	19,065	49,972	(17,573)	(188,474)
Net change in unrealized appreciation (depreciation) on investments	183,404	8,828	12,552	19,691	216,649	393,300	544,200	471,870
Mortality and expense risk charge (Note 3)	(10,654)	(2,319)	(51,088)	(471)	(11,852)	(21,808)	(33,289)	(91,154)
Net increase (decrease) in net assets resulting from operations	200,133	15,660	101,544	26,246	301,723	492,226	510,137	512,823
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	63,886	74,868	335,771	110,034	628,598	682,862	643,379	2,531,960
Net transfer from (to) fixed accumulation account	76,524	1,075	(189,592)	(951)	208,723	(173,792)	(124,119)	248,133
Transfer between funds	723,219	7,245	3,371	7,109	227,953	(61,304)	36,166	559,276
Payments to contract owners	(58,779)	(7,222)	(299,377)	(1,441)	(143,394)	(201,641)	(104,733)	(454,502)
Annual maintenance charge (Note 3)	–	(46)	(425)	(6)	(1,323)	(805)	(3,700)	(7,703)
Surrender charges (Note 3)	–	–	(3,193)	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	804,850	75,920	(153,445)	114,745	920,557	245,320	446,993	2,877,164
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,004,983	91,580	(51,901)	140,991	1,222,280	737,546	957,130	3,389,987
Net Assets:
Beginning of year	487,374	168,187	4,859,435	–	345,988	1,553,481	2,522,951	6,638,411
End of year	$1,492,357	$259,767	$4,807,534	$140,991	$1,568,268	$2,291,027	$3,480,081	$10,028,398
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS
OPERATIONS
Investment Income	$ 23,269	$ 43,330	$ –	$ 19,089	$ –	$ 79,692	$ 36,998	$ 8,472
Capital gain distribution	10,055	–	689,625	–	1,205,066	33,866	–	39,237
Net realized gain (loss) on investments	(16,288)	–	287,554	2,795	194,585	19,338	(43,163)	(18,454)
Net change in unrealized appreciation (depreciation) on investments	(39,567)	–	4,439,517	134,539	2,094,748	53,917	269,486	350,117
Mortality and expense risk charge (Note 3)	(12,683)	(212,917)	(195,065)	(17,418)	(89,419)	(40,999)	(26,525)	(21,722)
Net increase (decrease) in net assets resulting from operations	(35,214)	(169,587)	5,221,631	139,005	3,404,980	145,814	236,796	357,650
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	266,811	778,396	5,204,160	210,527	2,300,383	912,972	575,370	478,096
Net transfer from (to) fixed accumulation account	(43,296)	(1,073,596)	(720,598)	(26,654)	(124,335)	(39,766)	7,084	12,831
Transfer between funds	66,925	4,390,309	286	(143,720)	102,093	155,809	32,990	103,962
Payments to contract owners	(39,659)	(2,729,018)	(949,897)	(47,793)	(312,019)	(166,090)	(198,246)	(133,561)
Annual maintenance charge (Note 3)	(1,267)	(4,468)	(25,571)	(1,180)	(9,915)	(2,515)	(2,369)	(2,478)
Surrender charges (Note 3)	–	(18,520)	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	249,514	1,343,103	3,508,380	(8,820)	1,956,207	860,410	414,829	458,850
TOTAL INCREASE (DECREASE) IN NET ASSETS	214,300	1,173,516	8,730,011	130,185	5,361,187	1,006,224	651,625	816,500
Net Assets:
Beginning of year	1,011,216	17,186,054	12,241,190	1,346,883	5,018,053	2,894,086	2,058,974	1,602,653
End of year	$1,225,516	$18,359,570	$20,971,201	$1,477,068	$10,379,240	$3,900,310	$2,710,599	$2,419,153
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	TEMPLETON GLOBAL BOND VIP FUND CLASS 1	TEMPLETON GLOBAL BOND VIP FUND CLASS 4	VANGUARD 500 INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES
OPERATIONS
Investment Income	$ 59,434	$ 17,028	$ 394,493	$ 1,084,098	$ 245,520	$ 74,685	$ 164,830	$ 3,943
Capital gain distribution	15,315	–	–	–	–	–	–	–
Net realized gain (loss) on investments	(5,177)	(6,106)	(203,006)	662,018	(44,355)	(16,783)	159,445	–
Net change in unrealized appreciation (depreciation) on investments	56,225	(23,317)	(481,821)	10,626,110	1,235,073	550,050	3,748,881	–
Mortality and expense risk charge (Note 3)	(24,059)	(2,720)	(59,437)	(739,711)	(124,103)	(40,326)	(139,261)	(17,150)
Net increase (decrease) in net assets resulting from operations	101,738	(15,115)	(349,771)	11,632,515	1,312,135	567,626	3,933,895	(13,207)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	438,551	7,771	307,184	17,907,563	2,306,295	869,599	2,852,142	920,513
Net transfer from (to) fixed accumulation account	(21,946)	(30,876)	(77,878)	542,975	101,848	(23,027)	(43,891)	(41,127)
Transfer between funds	63,009	18,963	(86,215)	1,262,503	396,897	103,422	133,106	977,620
Payments to contract owners	(70,878)	(44,811)	(517,699)	(2,830,965)	(434,867)	(168,406)	(608,450)	(301,645)
Annual maintenance charge (Note 3)	(1,637)	(77)	(1,115)	(71,262)	(9,964)	(4,501)	(13,070)	(1,341)
Surrender charges (Note 3)	–	–	(1,522)	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	407,099	(49,030)	(377,245)	16,810,814	2,360,209	777,087	2,319,837	1,554,020
TOTAL INCREASE (DECREASE) IN NET ASSETS	508,837	(64,145)	(727,016)	28,443,329	3,672,344	1,344,713	6,253,732	1,540,813
Net Assets:
Beginning of year	1,724,420	273,922	5,502,638	49,256,307	9,369,074	2,937,988	9,739,191	717,233
End of year	$2,233,257	$209,777	$4,775,622	$77,699,636	$13,041,418	$4,282,701	$15,992,923	$2,258,046
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
	VANGUARD FEDERAL MONEY MARKET FUND	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD MID-CAP GROWTH INDEX FUND	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SELECTED VALUE FUND INVESTOR SHARES	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	VANGUARD TARGET RETIREMENT 2020 FUND	VANGUARD TARGET RETIREMENT 2025 FUND
OPERATIONS
Investment Income	$ 404,370	$ 15,642	$ 236,781	$ 73,142	$ 151,552	$ 133,908	$ 254,340	$ 333,751
Capital gain distribution	–	633,954	–	463,935	–	386,357	415,439	190,448
Net realized gain (loss) on investments	(47,102)	74,462	(14,588)	(133,516)	81,168	31,673	76,055	49,512
Net change in unrealized appreciation (depreciation) on investments	116,848	1,953,625	(368,195)	298,075	2,473,118	363,104	1,071,679	2,098,618
Mortality and expense risk charge (Note 3)	(102,818)	(98,539)	(69,138)	(52,491)	(125,125)	(91,570)	(152,986)	(191,626)
Net increase (decrease) in net assets resulting from operations	371,298	2,579,144	(215,140)	649,145	2,580,713	823,472	1,664,527	2,480,703
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	2,165,808	2,453,816	1,421,225	1,101,737	2,998,694	2,092,350	4,349,626	7,448,283
Net transfer from (to) fixed accumulation account	(234,375)	126,911	(96,010)	101,271	125,977	(422,953)	(180,856)	161,640
Transfer between funds	(348,759)	(36,669)	473,748	210,019	429,720	155,236	243,593	(503,903)
Payments to contract owners	(367,295)	(546,351)	(355,144)	(235,746)	(456,991)	(523,881)	(461,124)	(387,828)
Annual maintenance charge (Note 3)	(8,626)	(9,482)	(5,546)	(4,196)	(11,545)	(3,297)	(12,494)	(20,942)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	1,206,753	1,988,225	1,438,273	1,173,085	3,085,855	1,297,455	3,938,745	6,697,250
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,578,051	4,567,369	1,223,133	1,822,230	5,666,568	2,120,927	5,603,272	9,177,953
Net Assets:
Beginning of year	7,843,332	6,421,727	5,424,965	3,954,235	8,630,948	6,678,005	10,441,114	11,809,704
End of year	$9,421,383	$10,989,096	$6,648,098	$5,776,465	$14,297,516	$8,798,932	$16,044,386	$20,987,657
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
	VANGUARD TARGET RETIREMENT 2030 FUND	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2040 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TARGET RETIREMENT 2050 FUND	VANGUARD TARGET RETIREMENT 2055 FUND	VANGUARD TARGET RETIREMENT 2060 FUND	VANGUARD TARGET RETIREMENT INCOME FUND
OPERATIONS
Investment Income	$ 347,452	$ 268,339	$ 237,006	$ 237,912	$ 3,988	$ 5,254	$ 110,319	$ 282,477
Capital gain distribution	187,566	72,359	43,426	30,863	532	870	142,119	26,055
Net realized gain (loss) on investments	17,308	29,067	58,022	67,283	780	178	23,532	86,879
Net change in unrealized appreciation (depreciation) on investments	2,200,768	1,942,392	1,875,590	1,927,611	14,524	27,381	344,681	433,933
Mortality and expense risk charge (Note 3)	(196,060)	(149,341)	(134,058)	(126,620)	(538)	(1,092)	(71,955)	(157,703)
Net increase (decrease) in net assets resulting from operations	2,557,034	2,162,816	2,079,986	2,137,049	19,286	32,591	548,696	671,641
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	6,834,394	6,125,958	4,767,570	5,899,492	206,912	308,959	2,820,407	5,324,230
Net transfer from (to) fixed accumulation account	133,484	510,740	(107,170)	(108,204)	14,457	229	324,208	416,664
Transfer between funds	544,424	(118,609)	166,099	3,311	20,592	458	553,935	963,550
Payments to contract owners	(603,748)	(448,010)	(367,120)	(315,047)	(8,796)	(69)	(369,783)	(755,699)
Annual maintenance charge (Note 3)	(28,353)	(32,957)	(33,545)	(52,394)	(16)	–	(2,025)	(9,068)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	6,880,201	6,037,122	4,425,834	5,427,158	233,149	309,577	3,326,742	5,939,677
TOTAL INCREASE (DECREASE) IN NET ASSETS	9,437,235	8,199,938	6,505,820	7,564,207	252,435	342,168	3,875,438	6,611,318
Net Assets:
Beginning of year	12,609,087	8,679,782	8,571,409	7,269,361	–	–	4,319,974	9,591,411
End of year	$22,046,322	$16,879,720	$15,077,229	$14,833,568	$252,435	$342,168	$8,195,412	$16,202,729
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
	VANGUARD TOTAL BOND MARKET INDEX FUND	VANGUARD VIF EQUITY INDEX PORTFOLIO	VANGUARD VIF GLOBAL BOND INDEX	VANGUARD VIF INTERNATIONAL PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REIT INDEX PORTFOLIO	VANGUARD VIF SHORT TERM INVESTMENT GRADE PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
OPERATIONS
Investment Income	$ 73,968	$ 13,506	$ 13,921	$ 26,513	$ 20,251	$ –	$ 5,690	$ 45,286
Capital gain distribution	86,773	3,285	25,444	99,270	12,735	–	82,229	–
Net realized gain (loss) on investments	37,222	17,988	31,548	(1,266)	(8,183)	1,207	(17,910)	56,624
Net change in unrealized appreciation (depreciation) on investments	757,982	38,206	600,600	302,741	(55,815)	4,207	213,642	44,994
Mortality and expense risk charge (Note 3)	(60,415)	(18,225)	(16,701)	(24,607)	(11,061)	(1,964)	(11,317)	(28,388)
Net increase (decrease) in net assets resulting from operations	895,530	54,760	654,812	402,651	(42,073)	3,450	272,334	118,516
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,866,537	1,037,367	452,163	596,091	202,163	381,427	214,305	1,066,180
Net transfer from (to) fixed accumulation account	(159,411)	(63,902)	(163,330)	(44,774)	(33,355)	43,061	(43,775)	(87,927)
Transfer between funds	(25,443)	1,023,242	(83,103)	(42,597)	67,562	25,956	(4,196)	63,105
Payments to contract owners	(172,423)	(33,739)	(123,193)	(44,806)	(23,262)	–	(33,700)	(372,560)
Annual maintenance charge (Note 3)	(1,371)	(580)	(440)	(552)	(246)	(11)	(323)	(563)
Surrender charges (Note 3)	–	(321)	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	1,507,889	1,962,067	82,097	463,362	212,862	450,433	132,311	668,235
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,403,419	2,016,827	736,909	866,013	170,789	453,883	404,645	786,751
Net Assets:
Beginning of year	3,999,250	634,224	1,152,967	1,753,495	856,258	–	777,830	1,806,659
End of year	$6,402,669	$2,651,051	$1,889,876	$2,619,508	$1,027,047	$453,883	$1,182,475	$2,593,410
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
	VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	WILSHIRE VIT GLOBAL ALLOCATION FUND
OPERATIONS
Investment Income	$ –	$ 8,890,359
Capital gain distribution	3,978,963	9,394,228
Net realized gain (loss) on investments	2,001,366	(599,209)
Net change in unrealized appreciation (depreciation) on investments	18,236,014	36,131,199
Mortality and expense risk charge (Note 3)	(557,902)	(5,764,439)
Net increase (decrease) in net assets resulting from operations	23,658,441	48,052,138
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,436,510	15,506,513
Net transfer from (to) fixed accumulation account	(2,047,652)	(16,767,775)
Transfer between funds	119,832	(7,461,146)
Payments to contract owners	(2,064,150)	(24,518,738)
Annual maintenance charge (Note 3)	(12,853)	(234,994)
Surrender charges (Note 3)	(8,327)	(17,082)
Mortality guarantee adjustment	(8,243)	(63,216)
Net increase (decrease) in net assets resulting from contract owners; transactions	(2,584,883)	(33,556,438)
TOTAL INCREASE (DECREASE) IN NET ASSETS	21,073,558	14,495,700
Net Assets:
Beginning of year	40,914,448	501,294,259
End of year	$61,988,006	$515,789,959
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements
For the Years Ended December 31, 2021 and December 31, 2020
1. NATURE OF SEPARATE ACCOUNT
Horace Mann Life Insurance Company - Separate Account (the Separate Account), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, was established by Horace Mann Life Insurance Company (HMLIC) to fund variable annuity contracts.
ALGER MID CAP GROWTH PORTFOLIO I-2
ALLSPRING VT DISCOVERY FUND
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1S
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4
AMERICAN FUNDS IS GROWTH FUND CLASS 4
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1
AMERICAN FUNDS IS MANAGED RISK ASSET ALLOCATION FUND CLASS P2
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4
AMERICAN FUNDS IS U.S. GOVERNMENT SECURITIES CLASS 1
BLACKROCK HIGH YIELD V.I. FUND CLASS I
BLACKROCK HIGH YIELD V.I. FUND CLASS III
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F
CALVERT VP SRI BALANCED PORTFOLIO CLASS I
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I
DFA VA U.S. TARGETED VALUE PORTFOLIO
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2

 (Continued)
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2
FIDELITY VIP INDEX 500 PORTFOLIO SC2
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2
FIDELITY VIP OVERSEAS PORTFOLIO SC2
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1
JPMORGAN SMALL CAP VALUE FUND CLASS A
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO

 (Continued)
MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS
MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS
MFS VIT MID CAP VALUE PORTFOLIO SC
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS
PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS
TEMPLETON GLOBAL BOND VIP FUND CLASS 1
TEMPLETON GLOBAL BOND VIP FUND CLASS 4
VANGUARD 500 INDEX FUND ADMIRAL SHARES
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES

 (Continued)
VANGUARD FEDERAL MONEY MARKET FUND
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES
VANGUARD MID-CAP GROWTH INDEX FUND
VANGUARD REIT INDEX FUND ADMIRAL SHARES
VANGUARD SELECTED VALUE FUND INVESTOR SHARES
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES
VANGUARD TARGET RETIREMENT 2020 FUND
VANGUARD TARGET RETIREMENT 2025 FUND
VANGUARD TARGET RETIREMENT 2030 FUND
VANGUARD TARGET RETIREMENT 2035 FUND
VANGUARD TARGET RETIREMENT 2040 FUND
VANGUARD TARGET RETIREMENT 2045 FUND
VANGUARD TARGET RETIREMENT 2050 FUND
VANGUARD TARGET RETIREMENT 2055 FUND
VANGUARD TARGET RETIREMENT 2060 FUND
VANGUARD TARGET RETIREMENT INCOME FUND
VANGUARD TOTAL BOND MARKET INDEX FUND
VANGUARD VIF EQUITY INDEX PORTFOLIO
VANGUARD VIF GLOBAL BOND INDEX
VANGUARD VIF INTERNATIONAL PORTFOLIO
VANGUARD VIF MID-CAP INDEX PORTFOLIO
VANGUARD VIF REIT INDEX PORTFOLIO
VANGUARD VIF SHORT TERM INVESTMENT GRADE PORTFOLIO
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO
WILSHIRE VIT GLOBAL ALLOCATION FUND
The funds listed above are collectively referred to as the "Funds".
Effective May 1, 2021, one fund was added to the Separate Account: Fidelity VIP Investment Grade Bond Portfolio Initial Class. Effective May 1, 2021, American Funds IS Blue Chip Income and Growth Fund renamed the fund American Funds IS Washington Mutual Fund. Effective October 11, 2021, Wells Fargo VT Discovery Fund renamed the fund Allspring VT Discovery Fund.

 (Continued)
Effective May 1, 2020, ten funds were added to the Separat Account: American Funds IS International Growth & Income Fund, American Funds IS U.S. Government/AAA Rated Securities Fund, Fidelity VIP Freedom 2055 Portfolio Initial Class, Fidelity VIP Freedom 2055 Portfolio Service Class 2, Fidelity VIP Freedom 2060 Portfolio Initial Class, Fidelity VIP Freedom 2065 Service Class 2, MFS VIT New Discovery Portfolio Initial Class, Vanguard Target Retirement 2055 Fund, Vanguard Target Retirement 2060 Fund, and Vanguard VIF Short Term Investment Grade Bond Fund.
The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of HMLIC.
A purchase payment could be presented as a negative equity transaction in the Statement of Changes in Net Assets if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.
A contract owner may choose from among a number of different underlying mutual fund options. HMLIC allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value (NAV), then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.
Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from HMLIC's other assets and liabilities. The portion of the Separate Accounts assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business HMLIC may conduct.
2. SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation

 (Continued)
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.
Investments
Security transactions are recorded on a trade date basis. The carrying amounts of the assets approximate fair value and were measured based on the reported net asset values of the Funds, which in turn value their investment securities at fair value. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains (losses) from security transactions are determined for financial reporting purposes on the first-in-first-out basis.
The Separate Account measures the fair value of its investments on a recurring basis. Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 820, Fair Value Measurement guidance establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities including valuations for securities listed on a national or foreign exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.
Level 2 Unadjusted observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for the assets or liabilities.
Level 3 Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

 (Continued)
At the end of each reporting period, an evaluation is made regarding whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred between levels.
The Separate Account measures the fair value of all its investments using level 1 inputs. For the year ended December 31, 2021, there were no transfers out of Level 1 securities.
Income Taxes
The operations of the Separate Account are taxed as part of the operations of HMLIC, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required.
Calculation of Annuity Reserves.
At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.
Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return varies from 2% to 4% depending on the original contract. The mortality risk is fully borne by HMLIC and may result in additional amounts being transferred into the Separate Account by HMLIC to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to HMLIC.
Subsequent Events
Management evaluated subsequent events for the Separate Account through the date the financial statements were issued, and has concluded that there are no events that require financial statement disclosure or adjustments to the financial statements.
3. EXPENSES AND RELATED PARTY TRANSACTIONS
Certain specified amounts, as described in the annuity contracts, are paid to HMLIC to cover death benefits, surrender charges, and maintenance charges.

 (Continued)
For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Accounts as a direct reduction to unit value ranging from 0% to 1.25% of the daily net assets of the Separate Account depending on the product and options selected. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the net assets (0.45% for mortality risk, and 0.80% expense risk; these may vary from time to time). However, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. Optional guaranteed minimum death benefit riders can be elected at time of issue at an additional annual charge not to exceed .40% of net assets. The fees are computed on a daily basis.
An annual contract maintenance charge of $25 is deducted from each contract unless the contract value equals or exceeds $10,000 to reimburse HMLIC for expenses incurred in administering the contract. When taken, the contract maintenance charge is assessed on the contract anniversary date through a reduction of units. This charge may be reduced or eliminated on certain individual contracts and on some group plans. The annual maintenance charge is paid through a redemption of units and is deducted from the sub-account(s) containing the greatest dollar amount or from the fixed portion of the contract when none of the variable subsaccounts have any value. Charges for the annual maintenance charge cease on the maturity date. No annual maintenance charge is taken, in whole or in part, in the event of a complete surrender unless the surrender occurs on the contract anniversary date. If multiple deferred annuity contracts or certificates are held, the values of all such contracts/certificates will be combined to determine whether the $10,000 value has been met. If multiple contracts are issued to accommodate multiple sources of funds, only one maintenance charge will be deducted.
In the event of a contract being surrendered or withdrawn from the sub-account, surrender charges are assessed by HMLIC and withheld from the proceeds of the withdrawals on the basis of the amount surrendered or withdrawn from the sub-account(s).
HMLIC contributed $1,015 and $1,117 in the form of bonus creditsto the contract owner accounts for the year ended December 31, 2021 and 2020, respectively. These amounts are included in gross stipulated payments received on annuity contracts and are credited at the time the related purchase payment from the contract owner is received.

 (Continued)
HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements
For the Years Ended December 31, 2021 and December 31, 2020
4. PURCHASE AND SALES OF SEPARATE ACCOUNT FUND SHARES
During the year ended December 31, 2021 purchases and proceeds from sales of fund shares were as follows:
	Purchases	Sales
ALGER MID CAP GROWTH PORTFOLIO I-2	151,263	16,026
ALLSPRING VT DISCOVERY FUND	8,966,151	7,087,505
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1S	1,272,263	351,970
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	4,160,076	3,668,797
AMERICAN FUNDS IS GROWTH FUND CLASS 4	17,101,847	6,679,902
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1	1,412,291	53,684
AMERICAN FUNDS IS MANAGED RISK ASSET ALLOCATION FUND CLASS P2	1,562,865	841,080
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	514,185	49,799
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	3,291,473	2,035,262
AMERICAN FUNDS IS U.S. GOVERNMENT SECURITIES CLASS 1	2,247,216	877,766
BLACKROCK HIGH YIELD V.I. FUND CLASS I	651,396	163,393
BLACKROCK HIGH YIELD V.I. FUND CLASS III	690,937	426,614
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	11,483,156	20,250,466
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	23,749,049	30,813,688
CALVERT VP SRI BALANCED PORTFOLIO CLASS I	3,801,885	375,598
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	2,466,513	464,848
DFA VA U.S. TARGETED VALUE PORTFOLIO	194,419	101,151
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	1,320,200	462,749
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	672,317	41,973
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	1,014,651	464,515
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	3,582,740	1,743,943
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	918,146	115,353

 (Continued)
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	536,667	272,338
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	6,256,748	2,035,861
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	159,892	27,591
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	94,741	12,099
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	3,194,267	1,123,363
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	186,307	11,587
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	41	9
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	385,737	42,784
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	28,147	84
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	8,887	920
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	2,936,337	311,079
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	508,477	510,119
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	1,516,588	1,363,497
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	5,202,317	5,831,122
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	4,318,578	4,136,408
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	4,352,968	2,410,512
FIDELITY VIP INDEX 500 PORTFOLIO SC2	42,242,891	54,059,853
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	510,462	10,976
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	9,237,173	6,554,596
FIDELITY VIP OVERSEAS PORTFOLIO SC2	10,538,205	7,240,856
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	2,971,947	3,199,711
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	200,016	144,564
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES	172,760	34,667
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	6,410,233	2,659,286
JPMORGAN SMALL CAP VALUE FUND CLASS A	2,573,035	2,071,792
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	3,724,769	1,047,527
MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	341,521	89,309

 (Continued)
MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	1,174,170	272,787
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	267,181	79,506
MFS VIT MID CAP VALUE PORTFOLIO SC	815,915	813,772
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	1,444,708	133,753
PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	1,701,451	266,747
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	1,775,974	330,130
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	1,542,225	359,379
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	6,720,748	2,269,154
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	558,586	197,354
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	4,346,620	4,663,989
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	13,636,635	3,133,715
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	297,144	112,516
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	5,386,863	1,654,501
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	1,193,076	392,804
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	881,048	458,933
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	1,631,169	514,434
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	1,236,792	133,496
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	52,894	20,190
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	882,933	693,087
VANGUARD 500 INDEX FUND ADMIRAL SHARES	32,442,324	12,119,640
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	4,261,359	1,883,519
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	1,771,839	524,343
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	7,203,621	2,706,397
VANGUARD FEDERAL MONEY MARKET FUND	1,268,370	1,422,497

 (Continued)
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	4,932,411	1,196,235
VANGUARD MID-CAP GROWTH INDEX FUND	8,504,865	1,759,575
VANGUARD REIT INDEX FUND ADMIRAL SHARES	2,362,345	1,225,475
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	2,774,343	1,525,215
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	6,323,944	2,691,657
VANGUARD TARGET RETIREMENT 2020 FUND	6,044,073	1,810,723
VANGUARD TARGET RETIREMENT 2025 FUND	11,093,012	2,378,281
VANGUARD TARGET RETIREMENT 2030 FUND	17,328,844	1,908,972
VANGUARD TARGET RETIREMENT 2035 FUND	14,773,353	2,414,844
VANGUARD TARGET RETIREMENT 2040 FUND	15,462,126	1,206,793
VANGUARD TARGET RETIREMENT 2045 FUND	9,768,662	1,345,060
VANGUARD TARGET RETIREMENT 2050 FUND	10,197,660	1,379,261
VANGUARD TARGET RETIREMENT 2055 FUND	1,489,862	155,611
VANGUARD TARGET RETIREMENT 2060 FUND	1,334,195	28,654
VANGUARD TARGET RETIREMENT INCOME FUND	6,476,056	1,774,768
VANGUARD TOTAL BOND MARKET INDEX FUND	8,770,424	3,391,724
VANGUARD VIF EQUITY INDEX PORTFOLIO	3,677,704	804,131
VANGUARD VIF GLOBAL BOND INDEX	2,526,911	1,045,825
VANGUARD VIF INTERNATIONAL PORTFOLIO	511,873	196,075
VANGUARD VIF MID-CAP INDEX PORTFOLIO	1,368,204	307,312
VANGUARD VIF REIT INDEX PORTFOLIO	217,946	121,063
VANGUARD VIF SHORT TERM INVESTMENT GRADE PORTFOLIO	938,226	233,034
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	149,198	182,322
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	1,881,137	820,949
WILSHIRE VIT GLOBAL ALLOCATION FUND	55,394,166	50,454,539

 (Continued)
HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to Financial Statements
For the Years Ended December 31, 2021 and December 31, 2020
5. CHANGE IN CONTRACT OWNERS' ACCOUNT UNITS
Account Division	Units outstanding at 01/01/2020	Consideration Received 2020	Net Transfers 2020	Payments to Contract Owners 2020	Units Outstanding at 12/31/2020	Consideration Received 2021	Net Transfers 2021	Payments to Contract Owners 2021	Units Outstanding at 12/31/2021
ALGER MID CAP GROWTH PORTFOLIO I-2	12,080	229	(3,949)	(1,926)	6,434	225	276	(260)	6,675
ALLSPRING VT DISCOVERY FUND	761,733	24,631	(33,357)	(34,146)	718,861	18,431	(34,877)	(36,769)	665,646
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1S	74,195	34,722	(3,372)	(8,206)	97,339	47,470	2,407	(10,795)	136,421
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	1,178,397	81,263	(7,418)	(72,760)	1,179,483	60,209	3,102	(70,599)	1,172,195
AMERICAN FUNDS IS GROWTH FUND CLASS 4	222,833	12,510	144	(12,189)	223,298	12,532	5,290	(12,915)	228,205
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1	–	17,473	5,698	(1,606)	21,566	54,509	13,208	(1,927)	87,356
AMERICAN FUNDS IS MANAGED RISK ASSET ALLOCATION FUND CLASS P2	560,268	37,933	27,339	(59,934)	565,606	27,761	34,543	(29,358)	598,551
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	14,942	4,271	(2,343)	(1,914)	14,956	11,630	1,184	(1,083)	26,686
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	509,988	35,398	(11,901)	(26,975)	506,510	27,016	(1,690)	(25,085)	506,750
AMERICAN FUNDS IS U.S. GOVERNMENT SECURITIES CLASS 1	–	56,469	9,283	(2,656)	63,095	124,484	(14,967)	(11,115)	161,498
BLACKROCK HIGH YIELD V.I. FUND CLASS I	127,776	39,153	(11,265)	(11,479)	144,184	51,857	11,028	(15,453)	191,616
BLACKROCK HIGH YIELD V.I. FUND CLASS III	129,742	10,284	37,726	(7,660)	170,091	12,636	30,691	(22,290)	191,128
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	4,015,903	170,201	(107,236)	(213,653)	3,865,216	105,667	(216,546)	(194,954)	3,559,383
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,725,458	66,651	(65,003)	(89,070)	1,638,035	44,377	(70,532)	(82,364)	1,529,516
CALVERT VP SRI BALANCED PORTFOLIO CLASS I	270,883	675,564	171,305	(9,781)	1,107,971	709,599	471,432	(77,752)	2,211,249
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	14,283	2,128	31,306	(2,193)	45,525	3,319	30,298	(2,806)	76,336
DFA VA U.S. TARGETED VALUE PORTFOLIO	12,246	6,687	(1,638)	(125)	17,170	4,843	(2,931)	(483)	18,599
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	122,404	5,008	(4,117)	(4,513)	118,784	11,663	42,232	(16,688)	155,991
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	35,623	289	(13,322)	(8,755)	13,836	11,768	21,873	(2,149)	45,328
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	88,640	11,159	4,582	(7,757)	96,624	42,996	(21,389)	(2,777)	115,454
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	664,151	72,781	(45,022)	(11,857)	680,052	60,589	31,313	(48,847)	723,106

 (Continued)
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	22,899	8,553	1,490	(436)	32,506	39,081	(1,781)	(1,597)	68,208
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	38,704	10,403	878	(1,367)	48,619	9,335	(4,260)	(1,334)	52,360
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	720,976	77,909	(624)	(18,390)	779,871	73,242	47,860	(49,466)	851,507
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	9,384	3,354	(1,753)	(8)	10,977	4,370	(184)	(785)	14,378
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	10,764	6,221	(209)	(125)	16,650	2,108	(268)	(15)	18,475
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	525,395	74,824	1,527	(11,870)	589,876	53,266	(6,164)	(18,246)	618,733
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	13,655	270	(47)	(7,328)	6,550	5,762	(116)	(293)	11,903
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	–	–	63	–	63	–	–	–	63
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	–	118	12,420	(10,191)	2,349	1,287	21,365	(8)	24,993
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	–	–	13	–	13	1,841	–	–	1,853
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	–	–	3,414	(525)	2,891	61	336	–	3,288
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	21,700	18,548	3,204	(2,852)	40,600	125,157	74,860	(16,262)	224,354
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	412,401	15,610	(27,612)	(39,023)	361,376	12,030	3,040	(17,569)	358,877
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	801,468	58,143	(30,025)	(81,334)	748,251	40,614	(21,556)	(33,667)	733,642
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	3,108,015	235,038	(115,935)	(186,901)	3,040,216	183,403	(107,654)	(178,046)	2,937,919
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,435,472	194,581	(53,784)	(127,798)	2,448,472	143,604	(54,283)	(147,630)	2,390,164
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,416,634	135,089	(58,714)	(69,738)	1,423,271	107,461	14,673	(83,150)	1,462,255
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,436,841	49,339	(70,173)	(73,920)	1,342,086	37,109	(39,147)	(73,978)	1,266,069
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	–	–	–	–		20,479	14,887	(75)	35,291
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,656,822	86,917	5,740	(104,142)	1,645,337	82,587	115,071	(154,503)	1,688,491
FIDELITY VIP OVERSEAS PORTFOLIO SC2	2,028,639	99409	(109,152)	(102,713)	1,916,182	70,739	(59,823)	(106,838)	1,820,259
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	900,470	62,118	6,845	(57,332)	912,101	49,167	(9,003)	(46,324)	905,940
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	76,747	48,220	33,369	(7,699)	150,636	196,175	(61,275)	(76,450)	209,086
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES	938	1,801	324	(94)	2,969	1,192	(37)	(261)	3,863
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	970,633	28,291	(49,025)	(46,651)	903,248	22,256	9,337	(48,334)	886,508
JPMORGAN SMALL CAP VALUE FUND CLASS A	91,340	9,754	10,736	(5,917)	105,912	6,322	(3,837)	(10,355)	98,042
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	217,595	11,666	(21,841)	(10,386)	197,033	7,252	(11,060)	(10,060)	183,166

 (Continued)
MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	21,289	11,103	(4,931)	(4,219)	23,242	13,686	(168)	(1,803)	34,957
MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	30,554	4,078	50,784	(3,396)	82,021	7,526	39,706	(5,868)	123,385
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	15,877	7,801	963	(733)	23,908	19,166	(912)	(4,626)	37,536
MFS VIT MID CAP VALUE PORTFOLIO SC	356,900	28,336	(14,921)	(25,569)	344,747	16,876	(4,511)	(19,452)	337,659
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	–	4,608	252	(58)	4,801	25,148	14,390	(1,721)	42,618
PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	8,736	14,976	10,795	(3,441)	31,066	21,053	3,409	(2,384)	53,144
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	38,437	15,433	(6,040)	(5,085)	42,744	18,451	2,824	(5,356)	58,663
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	54,362	14,668	(2,106)	(2,371)	64,554	13,363	7,333	(3,291)	81,959
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	163,971	73,528	23,806	(13,722)	247,583	79,053	12,178	(21,958)	316,856
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	43,459	13,090	930	(1,961)	55,518	13,073	1,039	(4,610)	65,020
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	17,543,464	799,335	3,370,501	(2,816,943)	18,896,356	806,316	1,207,396	(2,113,311)	18,796,757
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	137,294	52,965	(6,577)	(9,755)	173,926	56,615	10,878	(10,727)	230,692
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	146,385	22,220	(17,684)	(5,150)	145,770	10,806	15,130	(7,839)	163,868
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	63,575	24,693	(700)	(3,163)	84,405	16,509	1,177	(4,798)	97,292
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	285,383	88,126	11,079	(16,317)	368,271	53,536	34,909	(19,028)	437,688
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	176,927	53,995	3,685	(18,668)	215,939	42,765	9,420	(26,734)	241,390
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	29,071	10,082	3,007	(2,659)	39,501	14,283	(747)	(1,756)	51,280
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	125,263	31,990	2,891	(5,266)	154,878	42,341	30,644	(2,950)	224,913
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	15,706	466	(715)	(2,627)	12,831	1,221	2,101	(827)	15,327
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	251,160	14,783	(8,027)	(24,919)	232,997	16,699	20,187	(18,846)	251,037
VANGUARD 500 INDEX FUND ADMIRAL SHARES	161,972	59,792	6,254	(9,435)	218,583	52,645	9,894	(16,463)	264,660
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	627,167	170,479	37,003	(32,886)	801,762	159,110	9,158	(56,921)	913,110
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	75,638	23,635	2,266	(4,654)	96,884	25,894	5,114	(5,760)	122,132
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	101,297	30,528	1,991	(6,421)	127,396	32,663	6,353	(9,631)	156,781

 (Continued)
VANGUARD FEDERAL MONEY MARKET FUND	709,129	912,834	928,699	(300,257)	2,250,405	1,097,507	(821,975)	(402,959)	2,122,978
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	1,176,410	330,940	(92,820)	(56,794)	1,357,736	345,566	204,442	(69,392)	1,838,352
VANGUARD MID-CAP GROWTH INDEX FUND	190,074	69,313	2,836	(15,374)	246,849	65,223	12,839	(15,859)	309,052
VANGUARD REIT INDEX FUND ADMIRAL SHARES	37,981	11,236	3,086	(2,864)	49,440	9,795	(116)	(4,055)	55,064
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	114,253	39,335	14,085	(7,978)	159,694	40,044	(8,291)	(14,451)	176,997
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	107,899	41,301	8,991	(6,230)	151,961	39,507	1,837	(11,188)	182,116
VANGUARD TARGET RETIREMENT 2020 FUND	190,030	58,985	(7,923)	(14,806)	226,286	70,511	16,210	(31,159)	281,847
VANGUARD TARGET RETIREMENT 2025 FUND	501,652	206,780	3,337	(22,820)	688,949	244,009	46,582	(68,963)	910,577
VANGUARD TARGET RETIREMENT 2030 FUND	312,086	200,253	(9,377)	(10,777)	492,185	228,400	33,022	(34,469)	719,138
VANGUARD TARGET RETIREMENT 2035 FUND	539,016	292,160	26,986	(26,834)	831,328	286,468	21,997	(63,780)	1,076,013
VANGUARD TARGET RETIREMENT 2040 FUND	214,248	153,349	10,264	(12,496)	365,365	184,002	12,896	(9,563)	552,700
VANGUARD TARGET RETIREMENT 2045 FUND	335,551	192,439	1,718	(15,793)	513,915	180,655	17,090	(28,843)	682,817
VANGUARD TARGET RETIREMENT 2050 FUND	176,863	147,873	(1,661)	(9,094)	313,981	138,154	(2,635)	(14,707)	434,793
VANGUARD TARGET RETIREMENT 2055 FUND	–	4,489	766	(193)	5,062	23,412	363	(2,415)	26,422
VANGUARD TARGET RETIREMENT 2060 FUND	–	7,759	12	(2)	7,769	24,380	1,424	(358)	33,215
VANGUARD TARGET RETIREMENT INCOME FUND	290,720	184,343	57,033	(24,512)	507,585	192,296	106,714	(73,615)	732,980
VANGUARD TOTAL BOND MARKET INDEX FUND	834,631	441,474	112,509	(63,357)	1,325,257	387,948	165,073	(131,082)	1,747,196
VANGUARD VIF EQUITY INDEX PORTFOLIO	80,038	37,145	(3,972)	(3,435)	109,775	45,072	(1,382)	(7,817)	145,648
VANGUARD VIF GLOBAL BOND INDEX	29,858	46,837	43,295	(1,567)	118,423	57,620	18,537	(10,559)	184,020
VANGUARD VIF INTERNATIONAL PORTFOLIO	37,993	13,438	(7,274)	(4,145)	40,012	5,885	(1,575)	(2,005)	42,317
VANGUARD VIF MID-CAP INDEX PORTFOLIO	64,351	22,589	(2,769)	(1,725)	82,446	24,639	3,332	(5,061)	105,356
VANGUARD VIF REIT INDEX PORTFOLIO	55,233	14,919	2,098	(1,735)	70,516	5,690	(416)	(3,585)	72,205
VANGUARD VIF SHORT TERM INVESTMENT GRADE PORTFOLIO	–	34,798	6,338	(1)	41,135	58,656	10,911	(5,479)	105,223
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	27,465	9,289	(1,208)	(1,225)	34,321	1,203	(1,260)	(2,921)	31,343
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	145,039	81,629	(2,128)	(28,591)	195,950	114,416	(6,586)	(31,544)	272,235
WILSHIRE VIT GLOBAL ALLOCATION FUND	14,715,380	476,316	(741,600)	(751,842)	13,698,255	406,037	(389,545)	(766,631)	12,948,115

 (Continued)
HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements
For the Years Ended December 31, 2021 and December 31, 2020
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2021
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALGER MID CAP GROWTH PORTFOLIO I-2	6,675	49.90	333,112	1.25%	-%	2.91%
ALLSPRING VT DISCOVERY FUND	665,646	42.74 to 84.96	53,803,307	0.95% to 1.65%	-%	(6.60%) to (5.94%)
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1S	136,421	23.31	3,180,345	1.25%	1.92%	50.39%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	1,172,195	27.14 to 28.69	33,011,830	0.95% to 1.65%	1.31%	25.42% to 26.33%
AMERICAN FUNDS IS GROWTH FUND CLASS 4	228,205	266.33 to 281.63	62,980,824	0.95% to 1.65%	0.06%	19.71% to 20.55%
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1	87,356	19.99	1,746,404	1.25%	3.31%	4.33%
AMERICAN FUNDS IS MANAGED RISK ASSET ALLOCATION FUND CLASS P2	598,551	17.40 to 18.60	10,929,748	0.95% to 1.65%	1.38%	10.64% to 11.44%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	26,686	35.13	937,493	1.25%	1.39%	3.84%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	506,750	37.70 to 39.88	19,792,246	0.95% to 1.65%	0.67%	2.92% to 3.64%
AMERICAN FUNDS IS U.S. GOVERNMENT SECURITIES CLASS 1	161,498	13.26	2,140,663	1.25%	2.09%	(1.63%)
BLACKROCK HIGH YIELD V.I. FUND CLASS I	191,616	9.12	1,740,876	1.25%	4.52%	3.99%
BLACKROCK HIGH YIELD V.I. FUND CLASS III	191,128	8.68 to 9.16	1,724,015	0.95% to 1.65%	4.41%	3.31% to 4.21%
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	3,559,383	23.55 to 52.86	181,277,963	0.95% to 1.65%	0.71%	24.08% to 24.94%
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,529,516	197.73 to 215.38	317,620,603	0.95% to 1.65%	0.86%	22.15% to 23.01%
CALVERT VP SRI BALANCED PORTFOLIO CLASS I	2,211,249	3.10	6,855,899	1.25%	1.48%	13.55%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	76,336	46.94 to 47.72	3,611,610	0.95% to 1.65%	-%	10.78% to 11.55%
DFA VA U.S. TARGETED VALUE PORTFOLIO	18,599	30.01	558,232	1.25%	1.60%	37.91%
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	155,991	18.57 to 19.35	2,965,435	0.95% to 1.65%	1.01%	5.09% to 6.39%
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	45,328	19.29	874,230	1.25%	1.69%	8.13%
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	115,454	20.67	2,386,926	1.25%	1.18%	9.42%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	723,106	21.03 to 22.06	15,655,912	0.95% to 1.65%	0.89%	8.74% to 9.53%
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	68,208	21.32	1,453,941	1.25%	1.46%	10.98%

 (Continued)
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	52,360	34.81	1,822,776	1.25%	1.07%	14.02%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	851,507	35.55 to 37.17	31,102,883	0.95% to 1.65%	0.85%	13.29% to 14.09%
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	14,378	34.18	491,414	1.25%	1.06%	16.38%
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	18,475	33.85	625,409	1.25%	1.00%	16.36%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	618,733	34.83 to 36.47	22,131,065	0.95% to 1.65%	0.73%	15.38% to 16.44%
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	11,903	30.65	364,800	1.25%	1.20%	16.36%
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	63	14.91 to 15.30	945	0.95% to 1.65%	1.25%	15.67% to 17.24%
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	24,993	14.83 to 15.20	374,252	0.95% to 1.65%	1.86%	15.41% to 16.92%
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	1,853	15.13	28,045	1.25%	2.46%	16.21%
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	3,288	14.79 to 15.17	49,205	0.95% to 1.65%	1.16%	14.19% to 18.24%
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	224,354	14.00	3,141,121	1.25%	1.70%	2.04%
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	358,877	13.51 to 13.92	4,931,090	0.95% to 1.65%	0.89%	1.73% to 2.58%
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	733,642	17.91 to 18.67	13,436,247	0.95% to 1.65%	0.97%	8.06% to 8.86%
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	2,937,919	17.85 to 18.63	53,729,221	0.95% to 1.65%	0.96%	10.39% to 11.16%
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,390,164	20.50 to 21.41	50,255,974	0.95% to 1.65%	0.91%	12.58% to 13.40%
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,462,255	22.28 to 23.11	33,182,860	0.95% to 1.65%	0.85%	15.74% to 16.54%
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,266,069	461.95 to 599.81	736,651,977	0.95% to 1.65%	1.04%	26.18% to 27.05%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	35,291	13.69	483,086	1.25%	2.85%	0.51% [1]
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,688,491	12.98 to 26.18	41,684,806	0.95% to 1.65%	1.83%	(2.55%) to (1.84%)
FIDELITY VIP OVERSEAS PORTFOLIO SC2	1,820,259	28.94 to 49.01	83,849,783	0.95% to 1.65%	0.33%	17.46% to 18.27%
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	905,940	29.30 to 30.61	27,247,492	0.95% to 1.65%	0.96%	36.41% to 37.33%
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	209,086	0.98	204,984	1.25%	0.01%	(1.01%)
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES	3,863	122.46	473,051	1.25%	0.29%	15.39%
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	886,508	64.90 to 69.00	59,057,447	0.95% to 1.65%	0.73%	27.23% to 28.13%
JPMORGAN SMALL CAP VALUE FUND CLASS A	98,042	41.82 to 43.76	4,214,834	0.95% to 1.65%	0.34%	30.16% to 31.06%
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	183,166	62.43 to 66.35	11,873,728	0.95% to 1.65%	-%	(4.34%) to (3.67%)
MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	34,957	22.90	800,536	1.25%	1.10%	28.00%

 (Continued)
MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	123,385	19.42 to 19.77	2,417,037	0.95% to 1.65%	0.45%	6.47% to 7.97%
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	37,536	14.06	527,659	1.25%	1.03%	29.35%
MFS VIT MID CAP VALUE PORTFOLIO SC	337,659	17.46 to 18.29	6,074,175	0.95% to 1.65%	0.73%	28.10% to 29.35%
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	42,618	29.52	1,258,265	1.25%	-%	0.51%
PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	53,144	61.75	3,281,428	1.25%	0.29%	22.33%
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	58,663	62.26	3,652,646	1.25%	-%	16.16%
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	81,959	47.66	3,906,173	1.25%	0.70%	(11.59%)
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	316,856	50.28	15,930,481	1.25%	1.80%	24.12%
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	65,020	28.08	1,825,937	1.25%	1.82%	27.23%
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	18,796,757	0.90 to 1.00	18,042,200	0.95% to 1.65%	0.01%	(2.15%) to (0.99%)
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	230,692	142.94	32,975,937	1.25%	-%	18.54%
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	163,868	9.29	1,521,916	1.25%	1.28%	(8.29%)
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	97,293	133.25	12,963,991	1.25%	-%	8.36%
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	437,688	10.40	4,551,633	1.25%	1.59%	(1.79%)
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	241,390	13.91	3,358,635	1.25%	2.03%	10.84%
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	51,280	75.93	3,893,970	1.25%	0.39%	23.99%
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	224,913	14.61	3,285,961	1.25%	2.57%	1.32%
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	15,327	15.40	236,018	1.25%	-%	(5.81%)
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	251,037	18.23 to 19.82	4,828,536	0.95% to 1.65%	-%	(6.56%) to (5.93%)
VANGUARD 500 INDEX FUND ADMIRAL SHARES	264,660	451.73	119,555,945	1.25%	1.40%	27.08%
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	913,110	17.90	16,344,101	1.25%	3.27%	10.02%
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	122,132	44.03	5,376,960	1.25%	2.64%	(0.38%)
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	156,781	139.43	21,859,121	1.25%	1.19%	11.06%
VANGUARD FEDERAL MONEY MARKET FUND	2,122,978	0.99	2,103,919	1.25%	0.01%	(1.00%)

 (Continued)
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	1,838,352	7.11	13,074,771	1.25%	4.25%	2.45%
VANGUARD MID-CAP GROWTH INDEX FUND	309,052	48.26	14,915,978	1.25%	0.01%	8.40%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	55,064	186.48	10,268,503	1.25%	2.99%	38.68%
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	176,997	45.64	8,078,017	1.25%	1.37%	26.18%
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	182,116	109.4	19,923,736	1.25%	1.34%	16.27%
VANGUARD TARGET RETIREMENT 2020 FUND	281,847	41.54	11,707,330	1.25%	2.43%	6.84%
VANGUARD TARGET RETIREMENT 2025 FUND	910,577	25.25	22,995,121	1.25%	2.19%	8.42%
VANGUARD TARGET RETIREMENT 2030 FUND	719,138	46.91	33,731,642	1.25%	2.24%	10.01%
VANGUARD TARGET RETIREMENT 2035 FUND	1,076,013	29.59	31,834,821	1.25%	2.32%	11.58%
VANGUARD TARGET RETIREMENT 2040 FUND	552,700	52.27	28,889,485	1.25%	2.50%	13.14%
VANGUARD TARGET RETIREMENT 2045 FUND	682,817	33.66	22,981,145	1.25%	2.32%	14.72%
VANGUARD TARGET RETIREMENT 2050 FUND	434,793	54.32	23,616,909	1.25%	2.38%	14.99%
VANGUARD TARGET RETIREMENT 2055 FUND	26,422	57.35	1,515,223	1.25%	3.26%	15.02%
VANGUARD TARGET RETIREMENT 2060 FUND	33,215	50.65	1,682,396	1.25%	3.02%	15.01%
VANGUARD TARGET RETIREMENT INCOME FUND	732,980	16.78	12,301,279	1.25%	2.72%	3.90%
VANGUARD TOTAL BOND MARKET INDEX FUND	1,747,196	11.87	20,744,560	1.25%	1.88%	(2.94%)
VANGUARD VIF EQUITY INDEX PORTFOLIO	145,648	74.05	10,785,809	1.25%	1.10%	26.95%
VANGUARD VIF GLOBAL BOND INDEX	184,020	19.82 to 22.09	3,993,929	0.95% to 1.65%	1.65%	(3.08%) to (2.34%)
VANGUARD VIF INTERNATIONAL PORTFOLIO	42,317	45.92	1,943,342	1.25%	0.26%	(2.77%)
VANGUARD VIF MID-CAP INDEX PORTFOLIO	105,356	39.02	4,111,431	1.25%	1.00%	22.82%
VANGUARD VIF REIT INDEX PORTFOLIO	72,205	20.17	1,456,453	1.25%	2.00%	38.53%
VANGUARD VIF SHORT TERM INVESTMENT GRADE PORTFOLIO	105,223	10.85	1,141,459	1.25%	1.26%	(1.63%)
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	31,343	38.86	1,218,123	1.25%	0.38%	12.80%
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	272,235	12.85	3,497,244	1.25%	1.87%	(2.95%)
WILSHIRE VIT GLOBAL ALLOCATION FUND	12,948,115	23.04 to 44.52	538,477,637	0.29% to 1.65%	1.16%	10.02% to 10.77%
* These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
** These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.

 (Continued)
*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1 This fund became available for investment by contract owners of the sub-accounts on May 1, 2021 and the return is for the period May 1, 2021 to December 31, 2021.

 (Continued)
HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements
For the Years Ended December 31, 2021 and December 31, 2020
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2020
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALGER MID CAP GROWTH PORTFOLIO I-2	6,434	48.49	311,986	1.25%	-%	62.61%
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 1	97,339	15.50	1,793,326	1.25%	1.99%	(9.42%)
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 4	1,179,482	21.64 to 22.71	26,364,310	0.95% to 1.65%	1.45%	6.71% to 7.43%
AMERICAN FUNDS IS GROWTH FUND CLASS 4	223,298	222.48 to 233.63	51,279,575	0.95% to 1.65%	0.19%	49.25% to 50.28%
AMERICAN FUNDS IS INTERNATIONALGROWTH & INCOME FUND	21,566	19.16	413,236	1.25%	2.58%	36.28% [1]
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	565,606	15.70 to 16.69	9,292,038	0.95% to 1.65%	1.41%	4.20% to 4.90%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	14,956	33.83	505,918	1.25%	0.21%	22.35%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	506,510	36.63 to 38.48	19,143,995	0.95% to 1.65%	0.04%	21.29% to 22.12%
AMERICAN FUNDS IS U.S. GOVERNMENT/AAA-RATED SECURITIES FUND	63,095	13.48	850,591	1.25%	3.02%	0.91% [1]
BLACKROCK HIGH YIELD VI FUND CLASS I	144,184	8.77	1,259,033	1.25%	4.83%	5.92%
BLACKROCK HIGH YIELD VI FUND CLASS III	170,093	8.40 to 8.79	1,474,923	0.95% to 1.65%	4.69%	4.71% to 6.03%
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO	3,865,216	19.06 to 42.31	158,004,159	0.95% to 1.65%	0.88%	8.80% to 10.64%
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,638,035	161.87 to 175.09	277,368,644	0.95% to 1.65%	1.07%	11.23% to 12.01%
CALVERT VP SRI BALANCED I	1,107,971	2.73	3,021,364	1.25%	2.07%	13.75%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	45,525	42.33 to 42.78	1,936,254	0.95% to 1.65%	-%	40.91% to 41.94%
DFA VA U.S. TARGETED VALUE PORTFOLIO	17,170	21.76	373,547	1.25%	1.63%	2.69%
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	118,782	17.63 to 18.28	2,130,292	0.95% to 1.65%	0.99%	11.27% to 12.52%
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	13,836	17.84	246,816	1.25%	0.74%	13.63%
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	96,624	18.89	1,824,974	1.25%	1.21%	14.55%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	680,052	19.34 to 20.14	13,486,029	0.95% to 1.65%	0.96%	13.76% to 14.56%
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	32,506	19.21	624,346	1.25%	1.37%	15.44%
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	48,619	30.53	1,484,346	1.25%	1.05%	16.79%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	779,871	31.38 to 32.58	25,038,822	0.95% to 1.65%	0.84%	16.05% to 16.82%

 (Continued)
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	10,977	29.37	322,382	1.25%	1.00%	17.81%
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	16,650	29.09	484,345	1.25%	1.09%	17.77%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	589,876	30.13 to 31.32	18,173,411	0.95% to 1.65%	0.75%	16.73% to 17.83%
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	6,550	26.34	172,510	1.25%	0.61%	17.80%
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	63	12.89 to 13.05	814	0.95% to 1.65%	1.04%	35.12% to 35.32%[1]
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	2,347	12.85 to 13.01	30,417	0.95% to 1.65%	1.88%	34.84% to 36.41%[1]
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	13	13.02	164	1.25%	0.72%	36.34% [1]
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	2,890	12.82 to 12.97	37,292	0.95% to 1.65%	2.07%	36.53% [1]
FIDELITY VIP FREEDOM INCOME PORTFOLIO	40,600	13.72	556,886	1.25%	1.52%	9.15%
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	361,376	13.24 to 13.57	4,852,409	0.95% to 1.65%	0.93%	6.41% to 7.02%
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	748,251	16.54 to 17.15	12,627,430	0.95% to 1.65%	0.96%	11.99% to 12.83%
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	3,040,217	16.17 to 16.76	50,171,395	0.95% to 1.65%	0.87%	13.00% to 13.86%
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,448,472	18.21 to 18.88	45,539,576	0.95% to 1.65%	0.75%	14.03% to 14.84%
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,423,271	19.25 to 19.83	27,801,052	0.95% to 1.65%	0.65%	15.34% to 16.17%
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,342,086	366.73 to 472.09	616,441,258	0.00% to 1.65%	1.43%	16.01% to 17.95%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,645,337	13.72 to 26.67	41,475,876	0.95% to 1.65%	2.05%	7.41% to 9.16%
FIDELITY VIP OVERSEAS PORTFOLIO SC2	1,916,182	26.25 to 41.44	74,884,687	0.95% to 1.65%	0.20%	13.43% to 15.33%
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	912,101	21.47 to 22.29	20,028,484	0.95% to 1.65%	1.80%	(8.36%) to (7.66%)
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	150,636	0.99	149,531	1.25%	0.35%	(1.00%)
JANUS HENDERSON VIT ENTERPRISE INSTITUTIONAL	2,969	106.13	315,112	1.25%	0.08%	17.99%
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	903,248	51.01 to 53.85	47,109,953	0.95% to 1.65%	0.71%	23.21% to 24.08%
JPMORGAN SMALL CAP VALUE FUND CLASS A	105,912	32.13 to 33.39	3,485,127	0.95% to 1.65%	0.64%	4.05% to 4.77%
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	197,034	65.26 to 68.88	13,299,232	0.95% to 1.65%	-%	69.82% to 71.00%
MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	23,242	17.89	415,700	1.25%	0.69%	0.96%
MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	82,021	18.13 to 18.39	1,492,357	0.95% to 1.65%	1.19%	13.67% to 14.79%
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	23,908	10.87	259,767	1.25%	1.13%	2.64%
MFS VIT MID CAP VALUE PORTFOLIO SC	344,746	13.63 to 14.14	4,807,534	0.95% to 1.65%	0.95%	1.94% to 2.69%

 (Continued)
MFS VIT NEW DISCOVERY PORTFOLIO INITAIL CLASS	4,801	29.37	140,991	1.25%	-%	63.71% [1]
PUTNAM VT SUSTAINABLE LEADERS IA	31,066	50.48	1,568,268	1.25%	0.57%	27.47%
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	42,744	53.60	2,291,027	1.25%	-%	32.61%
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	64,554	53.91	3,480,081	1.25%	0.44%	16.16%
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	247,583	40.51	10,028,398	1.25%	2.26%	0.05%
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	55,518	22.07	1,225,516	1.25%	2.08%	(5.16)%
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	18,896,356	00.91 to 01.01	18,359,570	0.95% to 1.65%	0.24%	(2.15%) to (0.98%)
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	173,926	120.58	20,971,201	1.25%	-%	35.24%
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	145,770	10.13	1,477,068	1.25%	1.35%	10.11%
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	84,405	122.97	10,379,240	1.25%	-%	55.80%
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	368,271	10.59	3,900,310	1.25%	2.35%	4.44%
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	215,939	12.55	2,710,599	1.25%	1.55%	7.82%
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	39,501	61.24	2,419,153	1.25%	0.42%	11.08%
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	154,878	14.42	2,233,257	1.25%	3.00%	4.72%
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	12,831	16.35	209,777	1.25%	7.04%	(6.25%)
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	232,997	19.51 to 21.07	4,775,622	0.95% to 1.65%	7.68%	(6.92%) to (6.23%)
VANGUARD 500 INDEX FUND ADMIRAL SHARES	218,583	355.47	77,699,636	1.25%	1.71%	16.89%
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	801,762	16.27	13,041,418	1.25%	2.19%	8.90%
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	96,884	44.20	4,282,701	1.25%	2.07%	13.80%
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	127,396	125.54	15,992,923	1.25%	1.28%	30.57%
VANGUARD FEDERAL MONEY MARKET FUND	2,250,405	1.00	2,258,046	1.25%	0.27%	(0.99%)
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	1,357,736	6.94	9,421,383	1.25%	4.68%	4.05%
VANGUARD MID-CAP GROWTH INDEX FUND	246,849	44.52	10,989,096	1.25%	0.18%	31.75%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	49,440	134.47	6,648,098	1.25%	3.92%	(5.85%)
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	159,694	36.17	5,776,465	1.25%	1.50%	4.51%

 (Continued)
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	151,961	94.09	14,297,516	1.25%	1.32%	17.63%
VANGUARD TARGET RETIREMENT 2020 FUND	226,286	38.88	8,798,932	1.25%	1.73%	10.64%
VANGUARD TARGET RETIREMENT 2025 FUND	688,949	23.29	16,044,386	1.25%	1.92%	11.92%
VANGUARD TARGET RETIREMENT 2030 FUND	492,185	42.64	20,987,657	1.25%	2.04%	12.68%
VANGUARD TARGET RETIREMENT 2035 FUND	831,328	26.52	22,046,322	1.25%	2.01%	13.38%
VANGUARD TARGET RETIREMENT 2040 FUND	365,365	46.2	16,879,720	1.25%	2.10%	14.05%
VANGUARD TARGET RETIREMENT 2045 FUND	513,915	29.34	15,077,229	1.25%	2.00%	14.88%
VANGUARD TARGET RETIREMENT 2050 FUND	313,981	47.24	14,833,568	1.25%	2.15%	14.94%
VANGUARD TARGET RETIREMENT 2055 FUND	5,062	49.86	252,435	1.25%	5.28%	33.85% [1]
VANGUARD TARGET RETIREMENT 2060 FUND	7,769	44.04	342,168	1.25%	4.02%	33.82% [1]
VANGUARD TARGET RETIREMENT INCOME FUND	507,585	16.15	8,195,412	1.25%	1.76%	8.68%
VANGUARD TOTAL BOND MARKET INDEX FUND	1,325,257	12.23	16,202,729	1.25%	2.19%	6.44%
VANGUARD VIF EQUITY INDEX PORTFOLIO	109,775	58.33	6,402,669	1.25%	1.42%	16.73%
VANGUARD VIF GLOBAL BOND INDEX	118,423	20.39 to 22.62	2,651,051	0.95% to 1.65%	0.82%	(4.41%) to 6.05%
VANGUARD VIF INTERNATIONAL PORTFOLIO	40,012	47.23	1,889,876	1.25%	0.91%	55.62%
VANGUARD VIF MID-CAP INDEX PORTFOLIO	82,446	31.77	2,619,508	1.25%	1.21%	16.59%
VANGUARD VIF REIT INDEX PORTFOLIO	70,516	14.56	1,027,047	1.25%	2.15%	(6.06%)
VANGUARD VIF SHORT TERM INVESTMENT GRADE BOND PORTFOLIO	41,135	11.03	453,883	1.25%	-%	3.57% [1]
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	34,321	34.45	1,182,475	1.25%	0.58%	21.65%
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	195,950	13.24	2,593,410	1.25%	2.06%	6.26%
WELLS FARGO VT ADVANTAGE DISCOVERY FUND	718,861	48.73 to 90.33	61,988,006	0.95% to 1.65%	-%	60.05% to 62.65%
WILSHIRE VIT GLOBAL ALLOCATION FUND	13,698,255	22.09 to 40.19	515,789,959	0.00% to 1.65%	1.75%	10.08% to 11.93%
* These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
** These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1 This fund became available for investment by contract owners of the sub-accounts on May 1, 2020 and the return is for the period May 1, 2020 to December 31, 2020.

 (Continued)
HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements
For the Years Ended December 31, 2021 and December 31, 2020
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2019
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALGER MID CAP GROWTH PORTFOLIO I-2	12,080	29.82	360,234	1.25%	-%	28.65%
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 1	74,195	17.11	1,269,498	1.25%	2.57%	20.15%
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 4	1,178,397	20.28 to 21.14	24,588,938	0.95% to 1.65%	1.97%	19.01% to 19.91%
AMERICAN FUNDS IS GROWTH FUND CLASS 4	222,833	149.07 to 155.46	34,151,067	0.95% to 1.65%	0.59%	28.33% to 29.22%
AMERICAN FUNDS IS MANAGED RISK ASSET ALLOCATION FUND CLASS P2	560,268	15.06 to 15.91	8,802,229	0.95% to 1.65%	2.31%	16.06% to 16.81%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	14,942	27.65	413,100	1.25%	1.46%	27.89%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	509,988	30.20 to 31.51	15,828,446	0.95% to 1.65%	0.79%	26.73% to 27.62%
BLACKROCK HIGH YIELD VI FUND CLASS I	127,776	8.28	1,053,005	1.25%	5.40%	13.89%
BLACKROCK HIGH YIELD VI FUND CLASS III	129,742	8.02 to 8.29	1,063,894	0.95% to 1.65%	5.95%	12.32% to 13.87%
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO	4,015,903	19.06 to 38.61	150,285,521	0.95% to 1.65%	0.89%	20.24% to 21.07%
BNY MELLON VIF INTERNATIONAL EQUITY INITIAL	7,764	19.11	148,358	1.25%	-%	4.99% [1]
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,725,458	145.53 to 156.31	261,616,942	0.95% to 1.65%	1.20%	23.53% to 24.39%
CALVERT VP SRI BALANCED I	270,883	2.40	648,917	1.25%	1.96%	9.39% [1]
CLEARBRIDGE VARIABLE SMALL CAP GROWTH I	14,283	30.04 to 30.17	429,267	0.95% to 1.65%	-%	5.45% to 5.90%[1]
DFA VA U.S. TARGETED VALUE PORTFOLIO	12,246	21.19	259,497	1.25%	1.65%	21.02%
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	122,404	15.78 to 16.38	1,952,675	0.95% to 1.65%	2.29%	16.03% to 17.25%
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	35,623	15.70	559,303	1.25%	2.17%	18.58%
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	88,640	16.49	1,462,006	1.25%	2.40%	20.36%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	664,151	17.00 to 17.58	11,530,280	0.95% to 1.65%	1.87%	19.55% to 20.41%
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	22,899	16.64	381,000	1.25%	2.26%	22.90%
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	38,704	26.14	1,011,636	1.25%	2.11%	25.92%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	720,976	27.04 to 27.89	19,875,279	0.95% to 1.65%	1.69%	25.07% to 25.97%
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	9,384	24.93	233,969	1.25%	2.73%	26.93%

 (Continued)
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	10,764	24.70	265,833	1.25%	1.81%	26.99%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	525,395	25.75 to 26.58	13,777,335	0.95% to 1.65%	1.67%	25.47% to 27.06%
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	13,655	22.36	305,327	1.25%	2.27%	26.90%
FIDELITY VIP FREEDOM INCOME PORTFOLIO	21,700	12.57	272,797	1.25%	3.87%	10.55%
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	412,401	12.43 to 12.68	5,181,337	0.95% to 1.65%	1.75%	8.43% to 9.12%
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	801,468	14.73 to 15.20	12,025,294	0.95% to 1.65%	1.57%	15.85% to 16.65%
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	3,108,015	14.31 to 14.72	45,193,514	0.95% to 1.65%	1.39%	18.26% to 19.09%
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,435,472	15.97 to 16.44	39,551,412	0.95% to 1.65%	1.24%	20.53% to 21.33%
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,416,634	16.69 to 17.07	23,891,048	0.95% to 1.65%	1.09%	24.09% to 24.96%
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,436,841	316.37 to 404.10	566,564,377	0.95% to 1.65%	1.79%	28.90% to 29.79%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,656,822	12.83 to 24.66	38,708,061	0.95% to 1.65%	2.58%	7.60% to 8.35%
FIDELITY VIP OVERSEAS PORTFOLIO SC2	2,028,639	22.90 to 36.27	69,603,439	0.95% to 1.65%	1.56%	25.44% to 26.29%
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	900,470	23.37 to 24.14	21,477,480	0.95% to 1.65%	1.60%	21.01% to 21.80%
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	76,747	1.00	76,808	1.25%	2.32%	1.01%
JANUS HENDERSON VIT ENTERPRISE INSTITUTIONAL	938	89.95	84,363	1.25%	0.18%	10.24% [1]
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	970,633	41.40 to 43.40	40,927,238	0.95% to 1.65%	0.87%	29.62% to 30.53%
JPMORGAN SMALL CAP VALUE FUND CLASS A	91,340	30.88 to 31.87	2,876,427	0.95% to 1.65%	1.10%	16.88% to 17.73%
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	217,595	38.43 to 40.28	8,614,674	0.95% to 1.65%	-%	29.66% to 30.52%
MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	21,289	17.72	377,191	1.25%	0.80%	25.23%
MFS VIT INTERNATIONAL GROWTH INITIAL	30,555	15.95 to 16.02	487,374	0.95% to 1.65%	2.43%	8.62% to 9.10%[1]
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	15,877	10.59	168,187	1.25%	1.47%	29.46%
MFS VIT MID CAP VALUE PORTFOLIO SC	356,900	13.35 to 13.77	4,859,435	0.95% to 1.65%	1.02%	28.65% to 29.54%
PUTNAM VT SUSTAINABLE LEADERS IA	8,736	39.60	345,988	1.25%	-%	10.25% [1]
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	38,437	40.42	1,553,481	1.25%	-%	28.32%
T. ROWE PRICE EMERGING MARKETS STOCK FUND- INVESTOR CLASS	54,362	46.41	2,522,951	1.25%	1.50%	24.93%
T. ROWE PRICE EQUITY INCOME FUND - INVESTOR CLASS	163,971	40.49	6,638,411	1.25%	2.55%	25.05%
T. ROWE PRICE GLOBAL REAL ESTATE FUND - INVESTOR CLASS	43,459	23.27	1,011,216	1.25%	2.53%	21.77%
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	17,543,464	00.93 to 01.02	17,186,054	0.95% to 1.65%	1.66%	0.99% to 1.03%

 (Continued)
T. ROWE PRICE GROWTH STOCK FUND - INVESTOR CLASS	137,294	89.16	12,241,190	1.25%	0.25%	29.22%
T. ROWE PRICE INTERNATIONAL BOND FUND- INVESTOR CLASS	146,385	9.20	1,346,883	1.25%	2.08%	5.38%
T. ROWE PRICE NEW HORIZONS FUND - INVESTOR CLASS	63,575	78.93	5,018,053	1.25%	-%	36.02%
T. ROWE PRICE NEW INCOME FUND- INVESTOR CLASS	285,383	10.14	2,894,086	1.25%	2.78%	7.87%
T. ROWE PRICE OVERSEAS STOCK FUND - INVESTOR CLASS	176,927	11.64	2,058,974	1.25%	2.57%	21.38%
T. ROWE PRICE SMALL-CAP VALUE FUND - INVESTOR CLASS	29,071	55.13	1,602,653	1.25%	0.76%	24.31%
T. ROWE PRICE SPECTRUM INCOME FUND - INVESTOR CLASS	125,263	13.77	1,724,420	1.25%	3.45%	10.16%
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	15,706	17.44	273,922	1.25%	8.22%	0.98%
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	251,160	20.96 to 22.47	5,502,638	0.95% to 1.65%	7.05%	0.19% to 0.85%
VANGUARD 500 INDEX FUND ADMIRAL SHARES	161,972	304.10	49,256,307	1.25%	2.13%	29.85%
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	627,167	14.94	9,369,074	1.25%	3.40%	20.58%
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	75,638	38.84	2,937,988	1.25%	3.62%	18.81%
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	101,297	96.15	9,739,191	1.25%	1.54%	26.46%
VANGUARD FEDERAL MONEY MARKET FUND	709,129	1.01	717,233	1.25%	1.59%	1.00%
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	1,176,410	6.67	7,843,332	1.25%	5.49%	14.41%
VANGUARD MID-CAP GROWTH INDEX FUND	190,074	33.79	6,421,727	1.25%	0.31%	30.46%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	37,981	142.83	5,424,965	1.25%	3.86%	27.36%
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	114,253	34.61	3,954,235	1.25%	1.97%	27.95%
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	107,899	79.99	8,630,948	1.25%	1.64%	25.81%
VANGUARD TARGET RETIREMENT 2020 FUND	190,030	35.14	6,678,005	1.25%	2.85%	16.17%
VANGUARD TARGET RETIREMENT 2025 FUND	501,652	20.81	10,441,114	1.25%	3.24%	18.17%
VANGUARD TARGET RETIREMENT 2030 FUND	312,086	37.84	11,809,704	1.25%	3.23%	19.60%
VANGUARD TARGET RETIREMENT 2035 FUND	539,016	23.39	12,609,087	1.25%	3.04%	20.94%
VANGUARD TARGET RETIREMENT 2040 FUND	214,248	40.51	8,679,782	1.25%	3.26%	22.35%
VANGUARD TARGET RETIREMENT 2045 FUND	335,551	25.54	8,571,409	1.25%	3.13%	23.38%
VANGUARD TARGET RETIREMENT 2050 FUND	176,863	41.1	7,269,361	1.25%	3.17%	23.46%
VANGUARD TARGET RETIREMENT INCOME FUND	290,720	14.86	4,319,974	1.25%	2.70%	11.73%
VANGUARD TOTAL BOND MARKET INDEX FUND	834,631	11.49	9,591,411	1.25%	2.73%	7.38%

 (Continued)
VANGUARD VIF EQUITY INDEX PORTFOLIO	80,038	49.97	3,999,250	1.25%	1.60%	29.69%
VANGUARD VIF GLOBAL BOND INDEX	29,858	21.24 to 21.33	634,224	0.95% to 1.65%	-%	4.36% to 4.81%[1]
VANGUARD VIF INTERNATIONAL PORTFOLIO	37,993	30.35	1,152,967	1.25%	1.45%	29.59%
VANGUARD VIF MID-CAP INDEX PORTFOLIO	64,351	27.25	1,753,495	1.25%	1.33%	29.27%
VANGUARD VIF REIT INDEX PORTFOLIO	55,233	15.50	856,258	1.25%	2.27%	27.15%
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	27,465	28.32	777,830	1.25%	0.38%	26.54%
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	145,039	12.46	1,806,659	1.25%	3.21%	7.32%
WELLS FARGO VT ADVANTAGE DISCOVERY FUND	761,733	32.85 to 56.06	40,914,448	0.95% to 1.65%	-%	36.78% to 37.74%
WILSHIRE VIT GLOBAL ALLOCATION FUND	14,715,380	20.51 to 36.25	501,294,259	0.29% to 1.65%	1.66%	16.53% to 17.31%
* These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
** These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1 This fund became available for investment by contract owners of the sub-accounts on May 1, 2019 and the return is for the period May 1, 2019 to December 31, 2019

 (Continued)
HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements
For the Years Ended December 31, 2021 and December 31, 2020
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2018
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALGER MID CAP GROWTH PORTFOLIO I-2	9,360	23.18	216,947	1.25%	0.00%	(8.60)%
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 1	47,600	14.24	677,773	1.25%	2.86%	(9.59)%
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 4	1,136,887	17.04 to 17.63	19,830,888	0.95% to 1.65%	1.94%	(10.41%) to (9.77%)
AMERICAN FUNDS IS GROWTH FUND CLASS 4	208,209	116.16 to 120.31	24,756,524	0.95% to 1.65%	0.29%	(2.14%) to (1.44%)
AMERICAN FUNDS IS MANAGED RISK ASSET ALLOCATION FUND CLASS P2	526,269	12.96 to 13.62	7,091,577	0.95% to 1.65%	1.39%	(6.48%) to (5.74%)
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	8,075	21.62	174,588	1.25%	1.53%	(14.92)%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	500,703	23.83 to 24.69	12,211,004	0.95% to 1.65%	0.72%	(15.68%) to (15.07%)
BLACKROCK HIGH YIELD VI FUND CLASS I	77,991	7.27	564,422	1.25%	4.51%	(3.84)%
BLACKROCK HIGH YIELD VI FUND CLASS III	66,633	07.14 to 07.28	481,322	0.95% to 1.65%	5.53%	(5.05%) to (3.83%)
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,820,448	117.81 to 125.66	222,530,239	0.95% to 1.65%	1.22%	(13.03%) to (12.41%)
DFA VA U.S. TARGETED VALUE PORTFOLIO	10,126	17.51	177,255	1.25%	1.82%	(16.90)%
DREYFUS SMALL CAP STOCK INDEX PORTFOLIO	4,179,231	17.17 to 31.89	129,569,322	0.95% to 1.65%	0.90%	(10.50%) to (9.84%)
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	98,562	13.60 to 13.97	1,348,025	0.95% to 1.65%	1.43%	(6.85%) to (5.80%)
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	33,855	13.24	448,073	1.25%	2.69%	(7.02)%
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	65,168	13.7	893,052	1.25%	2.45%	(7.68)%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	615,720	14.22 to 14.60	8,907,194	0.95% to 1.65%	1.27%	(8.32%) to (7.71%)
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	18,040	13.54	244,239	1.25%	2.10%	(8.94)%
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	27,533	20.76	571,489	1.25%	2.03%	(10.40)%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	633,603	21.62 to 22.14	13,898,571	0.95% to 1.65%	1.08%	(10.99%) to (10.36%)
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	2,343	19.64	46,030	1.25%	2.52%	(11.01)%
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	10,199	19.45	198,365	1.25%	2.30%	(10.98)%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	448,560	20.41 to 20.92	9,286,404	0.95% to 1.65%	1.08%	(11.95%) to (10.98%)
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	7,026	17.62	123,770	1.25%	2.07%	(11.01)%

 (Continued)
FIDELITY VIP FREEDOM INCOME PORTFOLIO	208	11.37	2,362	1.25%	1.81%	(3.15)%
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	438,421	11.46 to 11.62	5,056,382	0.95% to 1.65%	1.62%	(3.62%) to (2.76%)
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	840,853	12.70 to 13.03	10,858,066	0.95% to 1.65%	1.30%	(6.97%) to (6.26%)
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	3,132,427	12.10 to 12.36	38,339,781	0.95% to 1.65%	1.16%	(8.05%) to (7.42%)
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,430,322	13.25 to 13.55	32,621,134	0.95% to 1.65%	0.93%	(9.25%) to (8.57%)
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,340,668	13.45 to 13.66	18,145,309	0.95% to 1.65%	0.69%	(10.57%) to (9.95%)
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,515,467	249.51 to 311.34	461,664,510	0.00% to 1.65%	1.63%	(6.30%) to (5.63%)
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,678,973	12.03 to 22.76	36,261,660	0.95% to 1.65%	2.28%	(2.39%) to (1.73%)
FIDELITY VIP OVERSEAS PORTFOLIO SC2	2,103,787	18.95 to 28.72	57,323,717	0.95% to 1.65%	1.40%	(16.46%) to (15.88%)
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	926,773	19.28 to 19.82	18,198,201	0.95% to 1.65%	2.68%	(8.02%) to (7.34%)
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	44,023	0.99	43,688	1.25%	0.96%	-%
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	1,004,149	31.94 to 33.25	32,527,995	0.95% to 1.65%	0.87%	(7.71%) to (7.07%)
JPMORGAN SMALL CAP VALUE FUND CLASS A	90,701	26.42 to 27.07	2,432,979	0.95% to 1.65%	0.91%	(15.73%) to (15.11%)
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	221,799	29.64 to 30.86	6,745,307	0.95% to 1.65%	0.00%	3.13% to 3.91%
MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	11,434	14.15	161,792	1.25%	0.83%	(6.29)%
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	11,708	8.18	95,764	1.25%	1.05%	(12.51)%
MFS VIT MID CAP VALUE PORTFOLIO SC	344,199	10.36 to 10.63	3,628,546	0.95% to 1.65%	0.75%	(13.12%) to (12.51%)
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	27,948	31.50	880,463	1.25%	0.00%	0.64%
T. ROWE PRICE EMERGING MARKETS STOCK FUND- INVESTOR CLASS	42,767	37.15	1,588,689	1.25%	0.95%	(17.24)%
T. ROWE PRICE EQUITY INCOME FUND - INVESTOR CLASS	92,785	32.38	3,004,483	1.25%	2.75%	(10.43)%
T. ROWE PRICE GLOBAL REAL ESTATE FUND - INVESTOR CLASS	34,796	19.11	664,816	1.25%	3.36%	(8.56)%
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	18,542,644	00.93 to 01.01	18,086,151	0.95% to 1.65%	1.29%	1.00%
T. ROWE PRICE GROWTH STOCK FUND - INVESTOR CLASS	83,482	69.00	5,760,227	1.25%	0.27%	(2.25)%
T. ROWE PRICE INTERNATIONAL BOND FUND- INVESTOR CLASS	120,487	8.73	1,052,377	1.25%	1.92%	(4.17)%
T. ROWE PRICE NEW HORIZONS FUND - INVESTOR CLASS	37,737	58.03	2,189,717	1.25%	0.00%	2.76%
T. ROWE PRICE NEW INCOME FUND- INVESTOR CLASS	185,067	9.40	1,739,172	1.25%	2.92%	(1.88)%

 (Continued)
T. ROWE PRICE OVERSEAS STOCK FUND - INVESTOR CLASS	129,691	9.59	1,243,228	1.25%	3.00%	(16.10)%
T. ROWE PRICE SMALL-CAP VALUE FUND - INVESTOR CLASS	18,531	44.35	821,894	1.25%	0.58%	(12.61)%
T. ROWE PRICE SPECTRUM INCOME FUND - INVESTOR CLASS	86,139	12.50	1,076,368	1.25%	3.83%	(3.77)%
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	10,740	17.27	185,492	1.25%	0.00%	0.94%
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	259,533	20.92 to 22.28	5,648,317	0.95% to 1.65%	0.00%	0.24% to 0.95%
VANGUARD 500 INDEX FUND ADMIRAL SHARES	100,798	234.20	23,607,466	1.25%	2.22%	(5.62)%
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	438,043	12.39	5,428,414	1.25%	3.62%	(15.54)%
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	56,429	32.69	1,844,683	1.25%	3.19%	(15.64)%
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	61,133	76.03	4,647,708	1.25%	1.80%	(10.49)%
VANGUARD FEDERAL MONEY MARKET FUND	288,761	1.00	289,509	1.25%	1.83%	-%
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	786,210	5.83	4,578,920	1.25%	6.03%	(3.95%
VANGUARD MID-CAP GROWTH INDEX FUND	115,521	25.90	2,991,890	1.25%	0.55%	(4.50)%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	25,793	112.15	2,892,684	1.25%	5.16%	(7.11)%
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	77,309	27.05	2,091,236	1.25%	2.73%	(20.74)%
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	60,126	63.58	3,822,966	1.25%	1.83%	(10.45)%
VANGUARD TARGET RETIREMENT 2020 FUND	142,598	30.25	4,313,122	1.25%	3.96%	(5.41)%
VANGUARD TARGET RETIREMENT 2025 FUND	252,658	17.61	4,450,540	1.25%	3.61%	(6.38)%
VANGUARD TARGET RETIREMENT 2030 FUND	162,658	31.64	5,147,031	1.25%	3.93%	(7.02)%
VANGUARD TARGET RETIREMENT 2035 FUND	325,155	19.34	6,289,617	1.25%	3.92%	(7.77)%
VANGUARD TARGET RETIREMENT 2040 FUND	92,462	33.11	3,061,877	1.25%	3.81%	(8.49)%
VANGUARD TARGET RETIREMENT 2045 FUND	156,596	20.70	3,241,450	1.25%	3.52%	(9.05)%
VANGUARD TARGET RETIREMENT 2050 FUND	74,767	33.29	2,489,313	1.25%	3.76%	(9.04)%
VANGUARD TARGET RETIREMENT INCOME FUND	168,287	13.30	2,237,503	1.25%	3.09%	(3.20)%
VANGUARD TOTAL BOND MARKET INDEX FUND	510,088	10.70	5,459,396	1.25%	2.68%	(1.29)%
VANGUARD VIF EQUITY INDEX PORTFOLIO	48,835	38.53	1,881,484	1.25%	1.05%	(5.68)%
VANGUARD VIF INTERNATIONAL PORTFOLIO	31,465	23.42	736,777	1.25%	0.49%	(13.67)%
VANGUARD VIF MID-CAP INDEX PORTFOLIO	41,833	21.08	881,819	1.25%	0.88%	(10.45)%
VANGUARD VIF REIT INDEX PORTFOLIO	36,599	12.19	445,962	1.25%	1.85%	(6.52)%
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	13,640	22.38	305,280	1.25%	0.23%	(8.43)%
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	79,760	11.61	925,644	1.25%	0.81%	(1.36)%

 (Continued)
WELLS FARGO VT ADVANTAGE DISCOVERY FUND	774,380	26.14 to 40.70	30,307,443	0.95% to 1.65%	0.00%	(8.59%) to (7.96%)
WILSHIRE VIT GLOBAL ALLOCATION FUND	15,978,705	18.36 to 36.67	465,470,767	0.00% to 1.65%	1.66%	(8.82%) to (8.17%)
* These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
** These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

 (Continued)
HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements
For the Years Ended December 31, 2021 and December 31, 2020
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2017
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
Alger Mid-Cap Growth Portfolio I-2	1,288	25.36	32,660	1.25%	-%	12.65% [2]
American Funds IS Blue Chip Income and Growth Fund Class 1	15,288	15.75	240,789	1.25%	4.49%	11.46% [2]
American Funds IS Blue Chip Income and Growth Fund Class 4	1,071,132	19.01 to 19.54	20,761,709	0.95% to 1.65%	2.11%	14.86% to 15.55%
American Funds IS Growth Fund	186,264	118.70 to 122.07	22,535,294	0.95% to 1.65%	0.49%	25.91% to 26.79%
American Funds IS Managed Risk Asset Allocation Fund P2	489,893	13.85 to 14.45	7,023,674	0.95% to 1.65%	0.84%	12.94% to 13.69%
American Funds IS New World Fund Class 1	3,560	25.41	90,452	1.25%	2.73%	11.48% [2]
American Funds IS New World Fund Class 4	463,600	28.26 to 29.07	13,347,018	0.95% to 1.65%	0.85%	26.95% to 27.84%
BlackRock High Yield VI Fund Class I	19,408	7.56	146,202	1.25%	2.78%	2.16% [2]
BlackRock High Yield VI III	56,502	7.52 to 7.57	425,237	0.95% to 1.65%	2.78%	1.88% to 2.62%[1]
Calvert VP S&P Mid Cap 400 Index Portfolio Class F	1,930,383	135.46 to 143.47	270,201,378	0.95% to 1.65%	0.70%	13.75% to 14.54%
DFA Variable Annuity U.S. Targeted Value Portfolio	2,473	21.07	52,106	1.25%	2.12%	10.44% [2]
Dreyfus Small Cap Stock Index Portfolio Service Shares	4,415,892	20.12 to 35.37	152,303,642	0.95% to 1.65%	0.64%	10.61% to 12.40%
Fidelity VIP Freedom 2015 Portfolio SC2	97,791	14.60 to 14.83	1,429,296	0.95% to 1.65%	1.60%	12.92% to 14.16%
Fidelity VIP Freedom 2020 Portfolio Initial Class	6,428	14.24	91,513	1.25%	3.60%	6.96% [2]
Fidelity VIP Freedom 2025 Portfolio Initial Class	14,062	14.84	208,729	1.25%	2.27%	7.41% [2]
Fidelity VIP Freedom 2025 Portfolio SC2	598,612	15.51 to 15.82	9,404,172	0.95% to 1.65%	1.46%	15.66% to 16.49%
Fidelity VIP Freedom 2030 Portfolio Initial Class	6,909	14.87	102,714	1.25%	5.25%	8.67% [2]
Fidelity VIP Freedom 2035 Portfolio Initial Class	6,652	23.17	154,151	1.25%	3.91%	9.88% [2]
Fidelity VIP Freedom 2035 Portfolio SC2	539,383	24.29 to 24.70	13,237,134	0.95% to 1.65%	1.16%	21.09% to 21.92%
Fidelity VIP Freedom 2040 Portfolio Initial Class	32	22.07	713	1.25%	1.92%	10.18% [2]
Fidelity VIP Freedom 2045 Portfolio Initial Class	7	21.85	158	1.25%	1.33%	9.76% [2]
Fidelity VIP Freedom 2045 Portfolio SC2	361,700	23.09 to 23.59	8,436,901	0.95% to 1.65%	1.21%	21.33% to 22.14%
Fidelity VIP Freedom 2050 Portfolio Initial Class	1,282	19.80	25,376	1.25%	2.21%	10.16% [2]
Fidelity VIP Freedom Income Portfolio Initial Class	184	11.74	2,159	1.25%	5.09%	3.09% [2]
Fidelity VIP Funds Manager 20% Portfolio SC2	487,171	11.86 to 11.95	5,789,789	0.95% to 1.65%	1.18%	5.41% to 6.22%
Fidelity VIP Funds Manager 50% Portfolio SC2	876,774	13.62 to 13.90	12,110,525	0.95% to 1.65%	1.08%	12.41% to 13.19%
Fidelity VIP Funds Manager 60% Portfolio SC2	3,081,794	13.16 to 13.35	40,843,004	0.95% to 1.65%	1.02%	14.93% to 15.68%
Fidelity VIP Funds Manager 70% Portfolio SC2	2,322,873	14.60 to 14.82	34,186,035	0.95% to 1.65%	0.82%	16.99% to 17.81%
Fidelity VIP Funds Manager 85% Portfolio SC2	1,276,578	15.04 to 15.17	19,242,646	0.95% to 1.65%	0.67%	20.90% to 21.75%
Fidelity VIP Index 500 Portfolio SC2	1,601,081	267.78 to 329.93	518,379,433	0.00% to 1.65%	1.60%	19.44% to 21.41%
Fidelity VIP Investment Grade Bond Portfolio SC2	1,715,304	12.49 to 23.16	37,817,495	0.95% to 1.65%	2.31%	2.26% to 3.99%
Fidelity VIP Overseas Portfolio SC2	2,126,646	22.66 to 34.14	69,084,883	0.95% to 1.65%	1.26%	27.87% to 29.99%
Fidelity VIP Real Estate Portfolio SC2	928,036	20.92 to 21.39	19,720,959	0.95% to 1.65%	1.60%	2.08% to 2.79%

 (Continued)
Goldman Sachs VIT Government Money Market Fund Inst. Shares	81,190	0.99	80,665	1.25%	0.65%	-0.64% [2]
JPMorgan Insurance Trust U.S. Equity Portfolio	1,036,271	34.61 to 35.78	36,214,514	0.95% to 1.65%	0.88%	20.38% to 21.21%
JPMorgan Small Cap Value Fund	80,015	31.35 to 31.89	2,534,895	0.95% to 1.65%	0.72%	1.23% to 1.95%
Lord Abbett Series Fund Developing Growth Portfolio	192,700	28.74 to 29.70	5,656,851	0.95% to 1.65%	-%	27.85% to 28.68%
MFS VIT Blended Research Small Cap Equity Portfolio Initial Class	1,345	15.1	20,310	1.25%	0.58%	10.61% [2]
MFS VIT Mid Cap Value Portfolio Initial Class	8,817	9.35	82,473	1.25%	2.13%	8.39% [2]
MFS VIT Mid Cap Value Portfolio SC	340,604	11.89 to 12.15	4,112,189	0.95% to 1.65%	1.21%	11.56% to 12.40%
T. Rowe Price Blue Chip Growth Portfolio	9,329	31.30	291,996	1.25%	-%	15.49% [2]
T. Rowe Price Emerging Markets Stock Fund Investor Class	6,896	44.89	309,544	1.25%	0.83%	16.56% [2]
T. Rowe Price Equity Income Fund Investor Class	24,276	36.15	877,642	1.25%	2.08%	10.97% [2]
T. Rowe Price Global Real Estate Fund Investor Class	8,436	20.90	176,304	1.25%	1.67%	4.97% [2]
T. Rowe Price Government Money Portfolio	19,346,439	0.93 to 1.00	18,869,513	0.95% to 1.65%	0.47%	(0.99%) to (1.06%)
T. Rowe Price Growth Stock Fund Investor Class	19,889	70.59	1,403,998	1.25%	0.47%	12.40% [2]
T. Rowe Price International Bond Fund Investor Class	19,154	9.11	174,526	1.25%	0.95%	5.34% [2]
T. Rowe Price New Horizons Fund Investor Class	12,753	56.47	720,167	1.25%	-%	12.47% [2]
T. Rowe Price New Income Fund Investor Class	41,479	9.58	397,203	1.25%	1.70%	1.23% [2]
T. Rowe Price Overseas Stock Fund Investor Class	37,315	11.43	426,421	1.25%	4.12%	9.36% [2]
T. Rowe Price Small Cap Value Fund Investor Class	4,269	50.75	216,626	1.25%	0.92%	9.82% [2]
T. Rowe Price Spectrum Income Fund Investor Class	27,097	12.99	352,094	1.25%	1.79%	2.72% [2]
Templeton Global Bond VIP Fund Class 1	5,870	17.11	100,437	1.25%	-%	-3.07% [2]
Templeton Global Bond VIP Fund Class 4	266,151	20.87 to 22.07	5,755,547	0.95% to 1.65%	-%	0.10% to 0.82%
Vanguard 500 Index Fund Admiral Shares	34,133	248.14	8,469,925	1.25%	1.80%	11.71% [2]
Vanguard Developed Markets Index Fund Admiral Shares	119,569	14.67	1,754,016	1.25%	2.90%	10.21% [2]
Vanguard Emerging Markets Stock Index Fund Admiral Shares	17,338	38.75	671,881	1.25%	2.36%	13.14% [2]
Vanguard Extended Market Index Fund Admiral Shares	18,881	84.94	1,603,758	1.25%	1.47%	11.12% [2]
Vanguard Federal Money Market Fund	92,220	1.00	91,983	1.25%	0.35%	-0.25% [2]
Vanguard High-Yield Corporate Fund Admiral Shares	164,133	6.07	996,548	1.25%	2.97%	2.23% [2]
Vanguard Mid-Cap Growth Index Fund	39,377	27.12	1,067,847	1.25%	0.80%	11.10% [2]
Vanguard REIT Index Fund Admiral Shares	7,662	120.74	925,095	1.25%	4.74%	5.24% [2]
Vanguard Retirement Income Fund	74,169	13.74	1,018,824	1.25%	2.97%	3.75% [2]
Vanguard Selected Value Fund	22,963	34.13	783,659	1.25%	2.97%	11.53% [2]
Vanguard Small Cap Index Fund Admiral Shares	19,481	71.00	1,383,122	1.25%	1.70%	10.56% [2]
Vanguard Target Retirement 2020 Fund	32,630	31.98	1,043,607	1.25%	5.64%	6.57% [2]
Vanguard Target Retirement 2025 Fund	87,278	18.81	1,641,306	1.25%	4.55%	7.52% [2]
Vanguard Target Retirement 2030 Fund	33,733	34.03	1,148,102	1.25%	5.35%	8.25% [2]
Vanguard Target Retirement 2035 Fund	64,782	20.97	1,358,237	1.25%	4.87%	9.09% [2]
Vanguard Target Retirement 2040 Fund	18,592	36.18	672,695	1.25%	4.48%	9.87% [2]
Vanguard Target Retirement 2045 Fund	40,783	22.76	928,127	1.25%	3.79%	10.26% [2]
Vanguard Target Retirement 2050 Fund	16,292	36.60	596,343	1.25%	4.66%	10.25% [2]

 (Continued)
Vanguard Total Bond Market Index Fund Admiral Shares	124,477	10.84	1,349,384	1.25%	1.68%	1.04% [2]
Vanguard VIF Equity Index Fund	15,409	40.85	629,531	1.25%	-%	11.77% [2]
Vanguard VIF International Fund	7,858	27.13	213,225	1.25%	-%	15.27% [2]
Vanguard VIF Mid-Cap Index Fund	18,739	23.54	441,151	1.25%	-%	9.75% [2]
Vanguard VIF REIT Index Portfolio Initial Shares	8,886	13.04	115,833	1.25%	-%	5.13% [2]
Vanguard VIF Small Company Growth Fund	3,346	24.44	81,769	1.25%	-%	12.41% [2]
Vanguard VIF Total Bond Market Index Fund	10,775	11.77	126,778	1.25%	-%	1.00% [2]
Wells Fargo VT Discovery Fund	796,318	31.74 to 44.22	33,974,830	0.95% to 1.65%	-%	27.04% to 29.13%
Wilshire VIT 2015 Fund	1,524,367	14.28 to 15.48	22,867,170	0.95% to 1.65%	2.95%	9.68% to 10.49%
Wilshire VIT 2025 Fund	3,576,539	14.10 to 15.28	52,939,010	0.95% to 1.65%	2.92%	12.26% to 13.10%
Wilshire VIT 2035 Fund	4,737,545	13.93 to 15.07	69,060,432	0.95% to 1.65%	2.99%	15.12% to 15.92%
Wilshire VIT Global Fund	12,680,349	20.54 to 39.56	402,759,266	0.00% to 1.65%	2.46%	13.31% to 15.17%
* These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
** These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1 This fund became available for investment by contract owners of the sub-accounts on May 1, 2017 and the return is for the period May 1, 2017 to December 31, 2017.
2 This fund became available for investment by contract owners of the sub-accounts on May 16, 2017 and the return is for the period May 16, 2017 to December 31, 2017.